139999.004


                                                       Registration No. 33-20827
                                                       Inv. Co. Act No. 811-5518


As filed with the Securities and Exchange Commission on March 6, 1996


================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]


                       POST-EFFECTIVE AMENDMENT NO. 33                       [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

                              AMENDMENT NO. 35                               [X]
                       ----------------------------------


                               THE RBB FUND, INC.


     (Warburg Pincus Growth & Income Fund: Warburg Pincus Class and Warburg Pincus Series 2 Class; Warburg Pincus Balanced Portfolio: Warburg Pincus Class and Warburg Pincus Series 2 Class; Warburg Pincus Tax Free Portfolio:
     Warburg Pincus Class; Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class; BEA Strategic Fixed Income
     Portfolio: BEA Class; BEA Emerging Markets Equity Portfolio: BEA Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio; BEA Class; BEA Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio; BEA Class; BEA Balanced Fund Portfolio; BEA Class; BEA Short Duration Portfolio: BEA Class; Numeric Micro Cap Fund; Numeric Class; Numeric Growth Fund; Numeric Class; Numeric Mid Cap Fund; Numeric Class; Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)


        ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                    ----------------------------------------
                  Registrant's Telephone Number: (302) 792-2555

                                 Copies to:
GARY M. GARDNER, ESQUIRE                       JOHN N. AKE, ESQUIRE
PNC Bank, National Association                 Ballard Spahr Andrews & Ingersoll
Broad and Chestnut Streets                     1735 Market Street, 51st Floor
Philadelphia, PA 19101                         Philadelphia, PA 19101

(Name and Address of
Agent for Service)

     Approximate Date of Proposed Public Offering: as soon as possible after effective date of registration statement.

     It is proposed that this filing will become effective (check appropriate box)


               _______immediately upon filing pursuant to paragraph (b)
               _______on _______________ pursuant to paragraph (b)
               _______60 days after filing pursuant to paragraph (a)(1)
               _______on ______________ pursuant to paragraph (a)(1)
                  X    75 days after filing pursuant to paragraph (a)(2)
               _______
               _______on_______________ pursuant to paragraph (a)(2) of rule 485


     If appropriate, check following box:

               _______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         ------------------------------

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the fifty-four classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1995 on October 26, 1995.
                         ------------------------------

              This document contains a total of ___________ pages.
                  Exhibit Index appears on page____________.

194512.001(BF)


                           THE RBB FUND, INC.
      (Numeric Shares of the Numeric Micro Cap Fund, Numeric Growth
                Fund and Numeric Mid Cap Fund Portfolios)
                          Cross Reference Sheet



               FORM N-1A ITEM                      LOCATION

                   PART A                         PROSPECTUS

 1.  Cover Page............................ Cover Page

 2.  Synopsis.............................. Cover Page;
                                            Introduction; The Funds

 3.  Condensed Financial Information....... Not Applicable

 4.  General Description of Registrant..... Cover Page; The Funds;
                                            Investment Objectives
                                            and Policies

 5.  Management of the Fund................ Management

 6.  Capital Stock and Other Securities.... Cover Page; Dividends
                                            and Distributions

 7.  Purchase of Securities Being Offered.. How to Purchase Shares;
                                            Net Asset Value

 8.  Redemption or Repurchase.............. How to Redeem Shares;
                                            Net Asset Value

 9.  Legal Proceedings..................... Not Applicable

                   PART B                         STATEMENT OF
                                                   ADDITIONAL
                                                  INFORMATION

10.  Cover Page............................ Cover Page

11.  Table of Contents..................... Contents

12.  General Information and History....... General; See Prospectus -
                                            "The Fund"

13.  Investment Objectives and Policies.... Investment Objectives
                                            and Policies

14.  Management of the Fund................ Directors and Officers;
                                            Investment Advisory and
                                            Servicing Arrangements

15.  Control Persons and Principal Holders
        of Securities...................... Miscellaneous

16.  Investment Advisory and Other
        Services........................... Investment Advisory and
                                            Servicing Arrangements;
                                            See Prospectus -
                                            "Management"

17.  Brokerage Allocation and Other
        Practices.......................... Fund Transactions

18.  Capital Stock and Other Securities.... Description of Shares;
                                            Additional Information
                                            Concerning Fund Shares;
                                            See Prospectus -
                                            "Dividends and
                                            Distributions" and
                                            "Description of Shares"

19.  Purchase, Redemption and Pricing of
        Securities Being Offered........... Purchase and Redemption
                                            Information; Valuation
                                            of Shares; See
                                            Prospectus - "How to
                                            Purchase Shares," "How
                                            to Redeem Shares" and
                                            "Distribution of Shares"

20.  Tax Status............................ Taxes; See Prospectus -
                                            "Taxes"

21.  Underwriters.......................... Not Applicable

22.  Calculation of Performance Data....... Performance and Yield
                                            Information

23.  Financial Statements                   Not Applicable

        PART C                                      Other Information

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

187836.009(BF)




                               THE NUMERIC FAMILY

                                 OF MUTUAL FUNDS



                             Numeric Micro Cap Fund
                               Numeric Growth Fund
                              Numeric Mid Cap Fund





                                   PROSPECTUS




                                                  May __, 1996

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS
                                                                            PAGE

INTRODUCTION.................................................................. 2
FINANCIAL HIGHLIGHTS.......................................................... 6
INVESTMENT OBJECTIVES AND POLICIES............................................ 6
INVESTMENT LIMITATIONS........................................................10
MANAGEMENT....................................................................11
DISTRIBUTION OF SHARES........................................................13
HOW TO PURCHASE SHARES........................................................13
HOW TO REDEEM SHARES..........................................................16
NET ASSET VALUE...............................................................18
DIVIDENDS AND DISTRIBUTIONS...................................................18
TAXES.........................................................................18
DESCRIPTION OF SHARES.........................................................19
OTHER INFORMATION.............................................................20

APPENDIX A - Performance Benchmarks

                               INVESTMENT ADVISER
                      Numeric Investors Limited Partnership
                            Cambridge, Massachusetts

                                    CUSTODIAN
                             Custodian Trust Company
                              Princeton, New Jersey

                       CO-ADMINISTRATOR AND TRANSFER AGENT
                                    PFPC Inc.
                              Wilmington, Delaware

                                CO-ADMINISTRATOR
                       Bear Stearns Funds Management Inc.
                               New York, New York

                                   DISTRIBUTOR
                           Counsellors Securities Inc.
                               New York, New York

                                     COUNSEL
                        Ballard Spahr Andrews & Ingersoll
                           Philadelphia, Pennsylvania

                             INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                           Philadelphia, Pennsylvania

187836.009(BF)

                               THE NUMERIC FAMILY
                                       of
                               The RBB Fund, Inc.

     The Numeric Family consists of three classes of common stock of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of each such class (collectively, the "Numeric Family Shares" or "Shares") offered by this Prospectus represent interests in one of three investment portfolios of RBB and are designed to offer a variety of investment opportunities. The investment objectives of each investment portfolio described in this Prospectus are as follows:

          NUMERIC MICRO CAP FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of companies with market capitalization of $500 million or less, although the fund may invest in companies with higher market capitalization.

          NUMERIC GROWTH FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of companies with smaller ($1 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates.

          NUMERIC MID CAP FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of the 151st to the 1000th largest companies (excluding American Depositary Receipts ("ADRs")) as ranked by market capitalization (the largest 150 companies ranked by market capitalization are excluded). This currently represents a market capitalization range of approximately $800 million to $8 billion.

     NUMERIC INVESTORS, L.P. ("NUMERIC"), THE FUNDS' INVESTMENT ADVISER, WILL MONITOR THE FUNDS' TOTAL ASSETS AND MAY CLOSE ANY OF THE FUNDS AT ANY TIME TO NEW INVESTMENT DUE TO CONCERNS THAT AN INCREASE IN THE SIZE OF A FUND MAY ADVERSELY EFFECT THE IMPLEMENTATION OF NUMERIC'S INVESTMENT STRATEGY. NUMERIC MAY ALSO CHOOSE TO REOPEN A CLOSED FUND TO NEW INVESTMENT AT ANY TIME, AND MAY SUBSEQUENTLY CLOSE SUCH FUND AGAIN SHOULD CONCERNS REGARDING FUND SIZE RECUR.

     SHARES OF THE NUMERIC FAMILY FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN NUMERIC FAMILY SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated ________ _, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from Numeric by calling (800) NUMERIC [(800) 686-3742].

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                     ________ _, 1996

                                  INTRODUCTION


     RBB is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is currently operating or proposing to operate seventeen separate investment portfolios. Each of the three classes of Shares offered by this Prospectus represents interests in one of the following three investment portfolios (collectively, the "Funds"): Numeric Micro Cap Fund; Numeric Growth Fund; and Numeric Mid Cap Fund. RBB was incorporated under the laws of the State of Maryland on February 29, 1988.

WHO SHOULD INVEST:  LONG-TERM INVESTORS SEEKING CAPITAL APPRECIATION

     The Funds are intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Funds. The net asset values per share of Shares representing interests in the Funds will fluctuate as the values of the portfolio securities change in response to changing market prices and other factors. Because of the risks associated with common stock investments, the Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term stock market movements. Investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Investors who engage in excessive account activity generate additional costs which are borne by all a Fund's shareholders. In order to minimize such costs, the Funds reserve the right to reject any purchase request (including exchange purchases from other Numeric Funds) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Funds have adopted exchange privilege limitations as described in the section "Exchange Privilege Limitations," and also apply a 1% Redemption Fee or Exchange Fee which is paid to a Fund for redemptions or exchanges of Fund Shares which have been held for less than two (2) years. Finally, the Funds reserve the right to suspend the offering of its shares.

     Because of these risks, the Funds should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics -- including common stocks, bonds and money market instruments. Investors may wish to purchase shares on a regular, periodic basis (Automatic Investing), rather than investing in one lump sum, in order to reduce the risk of investing all their monies in common stocks at a particularly unfavorable time. Investors may also wish to complement an investment in the Fund with other types of common stock investments.

FUND MANAGEMENT

     Numeric serves as the investment adviser to the Funds. Numeric specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, and currently has over $1.6 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts.

THE FUNDS

     The investment objectives and policies of each of the Funds are summarized in the table below. There is no assurance that a Fund will achieve its investment objective.

================================================================================
   Numeric                   Investment                         Performance
    Fund                   Objective/Policy                      Benchmark*
--------------------------------------------------------------------------------
Micro Cap   Objective is to provide long-term capital     Wilshire Small Company
            appreciation. Invests primarily in common     Growth Index
            stock of companies with market
            capitalizations of $500 million or less.
--------------------------------------------------------------------------------
Growth      Objective is long-term capital                Russell 2500 Growth
            appreciation. Invests primarily in common     Index
            stock of companies with smaller ($1 billion
            or less) market capitalization or companies
            with substantial equity capital and higher
            than average earnings growth rates.
--------------------------------------------------------------------------------
Mid Cap     Objective is long-term capital                S&P MidCap 400 Index
            appreciation. Invests primarily in common
            stocks of the 151st to the 1000th largest
            companies (excluding ADRs) as ranked by
            market capitalization.
================================================================================

* For more information on a Fund's benchmark, see Appendix A at the back of this prospectus.

FEE TABLE

     The following tables illustrate all expenses and fees (after expected fee waivers and expenses reimbursements) that a shareholder would incur in each Fund. The expenses and fees in the tables are based on estimates of expenses expected to be incurred for the current fiscal year ending August 31, 1996.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases         NONE
(as percentage of offering price)

Sales Charge Imposed on Reinvested Dividends      NONE

Redemption Fees(1)                                  1%

Exchange Fees (1)(2)                                1%

1 Paid to a Fund for investors who exchange or redeem Fund Shares held for less than two (2) years. See "How to Purchase Shares -- Exchange Privilege" and "How to Redeem Shares -- Redemption Fee." Although the Redemption Fee and Exchange Fee are an expense for the redeeming or exchanging shareholder, it is a gain to remaining shareholders because it is paid directly to a Fund.
2 Exchanges are limited to three (3) per year. See "How to Purchase Shares -- Exchange Privilege Limitations."

ANNUAL FUND OPERATING EXPENSES (NUMERIC FAMILY CLASSES)
     AFTER EXPENSE REIMBURSEMENTS AND WAIVERS

                                       Numeric         Numeric          Numeric
                                      Micro Cap         Growth          Mid Cap
                                        FUND             FUND            FUND
                                      --------         --------        --------
Management fees
  (after waivers)*...............        0%              .36%              0%
12b-1 fees (after waivers).......       None             None             None
Other Expenses
  (after waivers and
  reimbursements)...............        1.00              .64             1.00
                                        ----              ---             ----
Total Fund Operating Expenses
  (Numeric Family Classes) (after
  waivers and reimbursements)           1.00%            1.00%            1.00%
                                        =====            =====            =====


* Management fees are based on average daily net assets and are calculated daily and paid monthly.

The caption "Other Expenses" does not include extraordinary expenses as determined by use of generally accepted accounting principles.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:


                                                   One             Three
                                                   YEAR            YEARS
                                                   ----            -----
Micro Cap...............................           $21              $32
Growth..................................           $21              $32
Mid Cap.................................           $21              $32



     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses (Numeric Family Classes) After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES AND ACTUAL INVESTMENT RETURN OR OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in any of the Numeric Family Classes of RBB will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of Management fees for each Fund. However, there can be no assurance that any future waivers of Management fees (if any) will not vary from the figures reflected in the Fee Table. In addition, Numeric is currently voluntarily assuming additional expenses of some of the Funds. There can be no assurance that Numeric will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Fund's overall expense ratio and increasing its yield to investors.

"Other Expenses" for the Funds are based on estimated amounts for the current fiscal year. Absent fee waivers or reimbursements, estimated expenses for the Funds for the fiscal year ending August 31, 1996 would be as follows:


ANNUAL FUND OPERATING EXPENSES (NUMERIC FAMILY CLASSES)
         BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS

                                        Numeric        Numeric        Numeric
                                       Micro Cap       Growth         Mid Cap
                                         FUND           FUND            FUND
                                         -----          ----            ----
Management fees...............           .75%           .75%            .75%
12b-1 fees ...................           None           None            None
Other Expenses................           1.07%          .64%            1.07%
                                         -----          ----            -----
Total Fund Operating Expenses
  (Numeric Family Classes) (before
  waivers and reimbursements)            1.82%          1.39%           1.82%
                                         =====          =====           =====


     The caption "Other Expenses" does not include extraordinary expenses as determined by use of generally accepted accounting principles.

OFFERING PRICES

     Shares that represent interests in the Funds will be offered to the public at the next determined net asset value after receipt of an order by PFPC Inc. ("PFPC"), the Funds' transfer agent. THE SHARES ARE OFFERED ON A NO-LOAD BASIS:
THERE IS NO SALES CHARGE IMPOSED ON PURCHASES OF SHARES, NOR ARE THE SHARES SUBJECT TO A 12B-1 FEE.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

     The minimum initial investment for each Fund is $3,000. Subsequent investments must be $100 or more. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. The minimum invested for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100. See "How to Purchase Shares."

EXCHANGES

     Shares of a Numeric Family Fund may be exchanged up to three (3) times per year for Shares of any other Numeric Family Fund at their net asset value (less an exchange fee of 1% is paid to a Fund for exchanges from such Fund of Shares held less than two (2) years) next determined after receipt by PFPC of an exchange request. In addition, RBB reserves the right to impose an administrative charge for each exchange. See "How to Purchase Shares--Exchange Privilege" and "Exchange Privilege Limitation."

REDEMPTION PRICE

     Shares may be redeemed at any time at their net asset value (less a 1% redemption fee paid to a Fund for redemptions of Shares of such Fund which have been held for less than two (2) years) next determined after receipt by PFPC of a redemption request. RBB reserves the right, upon 30 days' written notice, to redeem an account in any of the Funds if the net asset value of the investor's Shares in that account falls below $500 and is not increased to at least such amount within such 30-day period. See "How to Redeem Shares."

CERTAIN FACTORS TO CONSIDER

     An investment in any of the Funds is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that any Fund will achieve its objective. Some or all of the Funds, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: short sales, borrowings, the lending of portfolio securities and engaging in options and futures transactions. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies."

SHAREHOLDER INQUIRIES


     Any questions or communications regarding a shareholder account should be directed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect
(302) 791-1149).

     Information on Numeric is available by calling 1-800-NUMERIC
[1-800-686-3742]. Information is also available on the Internet through the World Wide Web. Shareholders and investment professionals may access information on Numeric by accessing http://www.numeric.com.


                              FINANCIAL HIGHLIGHTS

     No financial data is supplied for the Funds because, as of the date of this Prospectus, the Funds had no performance history.


                       INVESTMENT OBJECTIVES AND POLICIES

     To meet its investment objective, each Fund employs a specific investment style, as described below. There is no assurance that a Fund will achieve its investment objective.

     The investment objective of the NUMERIC MICRO CAP FUND is to provide long-term capital appreciation. The Fund will invest primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stock of companies with market capitalization of $500 million or less, although the Fund may invest in companies with higher market capitalization. The Fund will measure its performance against the Wilshire Small Company Growth Index.

     The investment objective of the NUMERIC GROWTH FUND is to provide long-term capital appreciation. The Fund will invest primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund will invest in common stock of companies with smaller ($1 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates. The Fund will measure its performance against the Russell 2500 Growth Index.

     The investment objective of the NUMERIC MID CAP FUND is to provide long-term capital appreciation. The Fund will invest primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stock of the 151st to the 1000th largest companies (excluding ADRs) as ranked by market capitalization (the largest 150 companies ranked by market capitalization are excluded). This currently represents a market capitalization range of approximately $800 million to $8 billion. The Fund will measure its performance against the S&P MidCap 400 Index.

     NUMERIC'S INVESTMENT STYLE. Numeric employs a quantitative approach to investment management. Numeric relies on proprietary quantitative computer models utilizing internally developed computer technology and financial databases to assist in the stock selection process. Numeric's proprietary models are capable of ranking a large universe of eligible investments using a wide array of financial data such as market price, book value, earnings, cash flow and earnings growth rates. The models also evaluate the degree to which independent research analysts are changing their earnings forecasts for the companies they follow. Stocks are ranked according to their relative attractiveness as determined by these factors. These rankings assist Numeric in constructing a portfolio it believes is invested in the most attractive securities consistent with the Fund's investment objectives. The same investment strategy used to manage a particular Fund also may be used for institutional accounts managed by Numeric. These models may be changed periodically to capture the insights of Numeric's ongoing research effort.

     In pursuing the investment objectives of each of the Funds, Numeric will use the investment instruments and techniques discussed below:

     OPTIONS AND FUTURES. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Funds bear the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     To enter into a futures contract, the Funds must make a deposit of an initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

     The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to Numeric's ability to correctly predict movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For a further discussion see "Investment Objectives and Policies" in the Statement of Additional Information.

     SHORT SALES. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium,which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents or U.S. Government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Options and Futures Contracts" above.

     The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. A Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 5% of the value of its net assets. A Fund may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

     In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

     LENDING OF FUND SECURITIES. The Funds may lend their portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TURNOVER. The Funds may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their funds on a long-term basis, and correspondingly larger mark-up charges can be expected to be borne by such Funds. Federal income tax law may restrict the extent to which such Funds may engage in short-term trading activities. See "Taxes" in the Statement of Additional Information for a discussion of such federal income tax law restrictions. The Funds anticipate that the annual turnover in the Funds will range from 150% to 300% or more depending on market conditions. Such turnover rates are greater than that of many other investment companies.

     MICRO CAP AND SMALL CAP STOCKS. Securities of companies with micro and small capitalizations tend to be riskier than securities of companies with medium or large capitalizations. This is because micro and small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro and small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on micro and small cap stocks are frequently negligible. Moreover, micro and small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro and small cap companies tend to be more volatile than those of mid and large cap companies.

     BORROWING MONEY. As a fundamental policy, the Funds are permitted to borrow to the extent permitted under the 1940 Act and to mortgage, pledge or hypothecate their respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 % of the value of such company's total assets. However, the Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of their respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, the Funds will not make any additional investments.

     DEBT SECURITIES. The Funds may invest in debt securities rated no less than investment grade by either Standard & Poor's or Moody's. Bonds in the lowest investment grate debt category (e.g., bonds rated BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Funds may retain a bond which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade.

     MARKET FLUCTUATION. Because the investment alternatives available to each Fund may be limited by specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program. There is no assurance that any Fund will achieve its investment objectives.

     SHORT-TERM DEBT OBLIGATIONS. The Funds may purchase money market instruments to the extent consistent with their investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

     In addition to the above investment instruments and techniques, the Funds presently intend to invest not more than 5% of a Fund's net assets in when-issued and forward commitments, illiquid securities, depositary receipts, investment company securities and convertible securities. These investment instruments and techniques and related risks are described in greater detail in the Funds' Statement of Additional Information under "Investment Objectives and Policies."

     The Funds' investment objectives and policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of outstanding Shares of RBB representing interests in the Funds. Such changes may result in the Funds having investment objectives which differ from those an investor may have considered at the time of investment. There is no assurance that the investment objective of the Funds will be achieved.


                             INVESTMENT LIMITATIONS


     No Fund may change the following investment limitations (with certain exceptions, as noted below) without the affirmative vote of the holders of a majority of a Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

          The Funds may not:

          1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

          2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

     In determining whether the Funds have complied with limitation 3 above, the Funds will not take into account the value of options and futures. These investment limitations are applied at the time investment securities are purchased (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowing to restore asset coverage to 300% within three business days in accordance with the requirements of the 1940 Act). In order to permit the sale of its shares in certain states, the Funds may make commitments more restrictive than the investment policies and limitations described in this Prospectus. If the Funds determine that any commitment is no longer in the best interests of the Funds, they will revoke the commitment by terminating sale of shares of the Funds in the state involved.


                                   MANAGEMENT


BOARD OF DIRECTORS

     The business and affairs of RBB and each investment portfolio are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Numeric serves as investment adviser to the Funds. Numeric was organized in October, 1989 as a Delaware limited partnership and is located in Cambridge, Massachusetts. The firm, which specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, currently has over $1.6 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts. Langdon B. Wheeler, CFA is the founder of Numeric. Mr. Wheeler received his MBA from Harvard University and an undergraduate degree from Yale University. All Funds are managed by John C. Bogle, Jr., CFA. Mr. Bogle joined Numeric in 1990 after serving as Vice President and Portfolio Manager at State Street Global Advisors. Mr. Bogle received his MBA and BS from Vanderbilt University. Messrs. Wheeler and Bogle are active in the development and implementation of the firm's stock selection models. The General Partner of Numeric is Langdon Wheeler & Associates,Inc., a Massachusetts corporation. The principal officers of Langdon Wheeler & Associates, Inc. are Messrs. Wheeler and Bogle.

     For the services provided and the expenses assumed by it, Numeric is entitled to receive a fee from each of the Funds at an annual rate of 0.75% of a Fund's average daily net assets, computed daily and payable monthly. Numeric may from time to time voluntarily agree to waive all or any portion of its advisory fees. Numeric presently intends to waive its fees to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%, although there is no guarantee that Numeric will maintain such waivers indefinitely.

CO-ADMINISTRATORS

     Bear Stearns Funds Management Inc. ("BSFM"), an affiliate of Bear Stearns & Co. Inc. ("Bear Stearns"), serves as co-administrator to the Funds. BSFM generally assists each of the Funds in all aspects of their administration and operations. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

     PFPC, an indirect wholly owned subsidiary of PNC Bank, N.A. ("PNC"), also serves as co-administrator to the Funds. PFPC assists the Funds in matters relating to the maintenance of financial records and accounting. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     PFPC serves as the Funds' transfer agent and dividend disbursing agent. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, DE 19809. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

CUSTODIAN

     Custodian Trust Company ("CTC"), an affiliate of Bear Stearns, serves as custodian for the Funds. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

OTHER ADMINISTRATIVE SERVICES

     Counsellors Funds Service, Inc., a wholly owned subsidiary of the Distributor, provides certain administrative services to the Funds not otherwise provided by BSFM or PFPC. The services provided and fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of each Fund are deducted from their total income before dividends are paid. These expenses include, but are not limited to, fees paid to Numeric, fees and expenses of officers and directors who are not affiliated with Numeric or the Funds' Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Funds and their shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the adviser under its investment advisory agreement with respect to a Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are cited. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

     Numeric has agreed to reimburse each Fund for the amount, if any, by which the total operating and management expenses of such Fund for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

     Numeric may assume additional expenses of the Funds from time to time. In certain circumstances, Numeric may assume such expenses on the condition that it is reimbursed by the Funds for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing a Fund's expense ratio and of decreasing the total return or yield to investors.

FUND TRANSACTIONS

     Numeric may consider a number of factors in determining which brokers to use in purchasing or selling a Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. A higher rate of turnover of a Fund's securities may involve correspondingly higher transaction costs, which will be borne directly by the Fund. A Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

     Numeric may allocate trades among any or all of its clients, including the Funds. Numeric combines orders and allocates to each account its proportionate or "pro rata" share of the trade. Accounts included in the trade allocation may include limited partnerships for which Numeric serves as general partner and in which employees and/or partners of Numeric may own a substantial interest. Numeric may cause the Funds to pay brokerage commissions which may be in excess of the lowest rates available to brokers who execute transactions for the Funds or who otherwise provide brokerage and research services utilized by Numeric, provided that Numeric determines in good faith that the amount of each such commission paid to a broker is reasonable in relation to the value of the brokerage viewed in terms of either the particular transaction to which the commission relates or Numeric's overall responsibilities with respect to the Funds.

                             DISTRIBUTION OF SHARES

     Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, Pincus Counsellors, Inc., with offices at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Funds pursuant to separate distribution contracts (collectively, the "Distribution Contracts") with RBB on behalf of each of the Funds.

                             HOW TO PURCHASE SHARES
GENERAL

     Shares representing interests in the Funds are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Funds' transfer agent. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to PFPC. Subsequent purchases of Shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "The Numeric Family" c/o PFPC, P.0. Box 8950, Wilmington, Delaware 19899. THE NAME OF THE FUND FOR WHICH SHARES ARE BEING PURCHASED MUST ALSO APPEAR ON THE CHECK OR FEDERAL RESERVE DRAFT. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Fund must be at least $3,000 and subsequent investments must be at least $100. RBB reserves the right to reject any purchase order or to waive the minimum initial or subsequent investment requirement. Investors will be given notice of any increase in minimum investment requirements.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Funds' transfer agent, PFPC, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1031), and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. (Investors with existing accounts should also notify PFPC prior to wiring funds).

     B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

        PNC Bank, N.A.
        ABA-0310-0005-3.
        CREDIT ACCOUNT NUMBER: 86-1030-3398

        FROM: (name of investor)
        ACCOUNT NUMBER: (Investor's account number with the Fund)
        FOR PURCHASE OF: (name of the Fund)
        AMOUNT: (amount to be invested)

     C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

     For subsequent investments, an investor should follow steps A and B above.

     Shares of the Funds may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Such Shares are offered at the next determined net asset value per share.

     The price paid for a Fund's Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value (less any applicable Exchange Fee on Fund Shares held for less than two (2) years) next computed after an order is received by PFPC. Such price will be the net asset value next computed after an order is received by PFPC provided such order is transmitted to and received by PFPC prior to its close of business on such day. Orders received by PFPC after its close of business are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after PFPC receives the order and Federal Funds are available to RBB, which is generally two Business Days after a purchase order is received.

     Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.

     The Funds understand that some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals ("Service Agents") may impose certain conditions on their clients that invest in the Funds, which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Certain features of the Funds, such as the minimum initial or subsequent investments, may be modified in these programs, and administrative charges may be imposed for the services rendered. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of a Fund's shares and should read this Prospectus in light of the terms governing his accounts with Service Agents. Service Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with clients or customers. If payment is not received by such time, the Service Agent could be held liable for resulting fees or losses.

AUTOMATIC INVESTING

     Additional investments in Shares of the Funds may be made automatically by authorizing PFPC to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call RBB's transfer agent, PFPC, at (800) 447-1139 (in Delaware call collect (302) 791-1149) to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of any one of the Numeric Family Funds for Shares of any other of the Numeric Family Funds up to three (3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after PFPC's receipt of a request for an exchange (less an exchange fee of 1% paid to a Fund for exchanges from such Fund of Shares held less than two (2) years). In addition, RBB reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for Federal income tax purposes. See "Taxes."

     A shareholder wishing to make an exchange may do so by sending a written request to PFPC. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (800) 447-1139 (in Delaware call collect (302) 791-1149). RBB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if RBB does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither RBB nor PFPC will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions.

     For accounts held of record by Service Agents, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

     If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an Eligible Guarantor Institution, as defined by rules issued by the SEC, including banks, brokers, dealers, credit unions, national securities exchanges and savings associations. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new Numeric Family Fund, the dollar value of Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed RBB's minimum for subsequent investments. If any amount remains in the Numeric Fund from which the exchange is being made, such amount must not drop below the minimum account value required by RBB.

EXCHANGE PRIVILEGE LIMITATIONS

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Funds have established a policy of limiting excessive exchange activity.

     Exchange activity generally will not be deemed excessive if limited to THREE (3) SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Numeric Funds) that is reasonably deemed to be disruptive to efficient portfolio management. In addition, a 1% exchange fee is paid to a Fund for exchanges from such Fund of Shares held less than two (2) years.

RETIREMENT PLANS AND UGMA ACCOUNTS

     Numeric Family Shares may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. Numeric Family Shares may also be purchased for accounts established under the Uniform Gift to Minors Act or the Uniform Transfer to Minors Act ("UGMA"). For further information as to applications and annual fees, contact PFPC. To determine whether the benefits of an IRA or UGMA are available and/or appropriate, a shareholder should consult with a tax adviser.


                              HOW TO REDEEM SHARES

NORMAL REDEMPTION

     Shareholders may redeem for cash some or all of their Fund Shares at any time. To do so, a written request in proper form must be sent directly to The Numeric Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. There is a 1% Redemption Fee paid to a Fund for redemptions of such Fund's Shares held less than two (2) years. Shareholders may also place redemption requests through a Service Agent, but such Service Agent might charge a fee for this service.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by an Eligible Guarantor Institution. A signature guarantee verifies the authenticity of your signature. You may call PFPC at (800) 447-1139 (in Delaware call collect (302) 791-1149) to determine whether the entity that will guarantee the signature is an Eligible Guarantor Institution.

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

     Investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with PFPC. An investor may obtain a Telephone authorization from PFPC or by calling Account Services at
(800) 447-1139 (in Delaware call collect (302) 791-1139). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Funds may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No service fee is currently contemplated. RBB and PFPC reserve the right to refuse a telephone redemption if they deem it advisable to do so. Neither the Funds, their Administrators nor the Distributor will be liable for any loss, liability, cost or expense for following these procedures or for following instructions communicated by telephone that it reasonably believes to be genuine. These procedures are set forth under "How to Purchase Shares--Exchange Privilege" above.

     The Funds are not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed by an Eligible Guarantor Institution) to the Numeric Family, c/o PFPC Inc., P. O. Box 8950, Wilmington, Delaware 19899.

REDEMPTION FEE

     In order to discourage short-term trading activity, a redemption fee of 1% will be deducted from the redemption proceeds and paid to the Fund if shares held for less than two (2) years are redeemed or exchanged. This fee helps cover transaction costs current shareholders may bear when a Fund sells securities to meet redemptions. These fees are paid directly to the Fund. By being paid directly to the Fund, the fees tend to be more advantageous to long-term investors and less advantageous to short-term investors.

INVOLUNTARY REDEMPTION

     RBB reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share (less a 1% Redemption Fee paid to a Fund for redemptions of a Fund's Shares held for less than two (2) years) next determined after the request for redemption is received in proper form by PFPC. Payment for Shares redeemed is made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

REDEMPTION IN-KIND

     The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

                                 NET ASSET VALUE

     The net asset value for each Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value of the Funds is calculated as of 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Funds is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of the Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value a Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


                           DIVIDENDS AND DISTRIBUTIONS

     The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, to each Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares o f the relevant Fund unless a shareholder elects otherwise.

     The Funds expect to declare and pay dividends from net investment income annually, generally near the end of the year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


                                      TAXES

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

     Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this tax treatment, such Fund will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that constitute "exempt interest dividends" or that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The maximum marginal rate on ordinary income for individuals, trusts and estates is generally 31% while the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

     Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

     Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize capital gain or loss for Federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

     An investment in any one Fund is not intended to constitute a balanced investment program. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Funds of RBB. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in RBB which may differ from the Federal income tax consequences described above.


                              DESCRIPTION OF SHARES

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 12.35 billion shares are currently classified into 66 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

     Exchanges between the Numeric Family and other Families of RBB are not permitted.

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATES PRIMARILY TO THE NUMERIC FAMILY CLASSES AND DESCRIBE
ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE NUMERIC FAMILY CLASSES.

     Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of RBB will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information

Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of RBB may elect all of the directors.

     As of February 28, 1996, to RBB's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

                                OTHER INFORMATION

REPORTS AND INQUIRIES

     Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1149).

HISTORICAL PRO-FORMA PERFORMANCE INFORMATION

     Presented below are the pro forma performance histories of certain managed accounts advised by John C. Bogle, Jr, the portfolio manager for each of the Funds, for various periods ended December 31, 1995, assuming total expenses of 1.00%.

GROWTH FUND

                           AVERAGE ANNUAL TOTAL RETURN

                           1 Year                       2 years

                           ----%                         -----%


MID CAP FUND

                           AVERAGE ANNUAL TOTAL RETURN

                    1 Year      3 Years    5 Years    7 years

                     ----%      -----%      ----%      -----%

     The accounts managed by Mr. Bogle have investment objectives, policies and strategies substantially similar to those to be employed in managing the Funds. The historical pro-forma performance information presented above for the managed accounts includes reinvestment of dividends received on the underlying securities. This information is deemed relevant with respect to each Fund because these accounts were managed using substantially the same investment objective, policies, restrictions and methodologies as those to be used by the relevant Fund. The periods shown are the entire periods during which these accounts were managed in this manner. However, this performance information is not necessarily indicative of the future performance of each Fund. Because each Fund will be actively managed, its investments will vary from time to time and will not be identical to the past portfolio investments of the managed accounts. Each Fund's performance will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Funds may advertise their performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Funds. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as well as the benchmarks described in the Appendix to this Prospectus. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

     From time to time, the Funds may also advertise their "30-day yield." The yields of such Funds refer to the income generated by an investment in a Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by a Fund during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

     The yield on Shares of any of the Funds will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by broker/dealers directly to their customers in connection with investments in a Fund are not reflected in the yields on a Fund's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments.

                                   APPENDIX A

                             PERFORMANCE BENCHMARKS
================================================================================
   Numeric    Performance
    Fund      Benchmark                      Description
--------------------------------------------------------------------------------
Micro Cap     Wilshire Small    Wilshire Asset Management's indices are derived
              Company Growth    from the largest 2500 securities by market
              Index             capitalization, the TOP 2500, of the WILSHIRE
                                5000 stock index. The Small Company Universe
                                consists of stocks 751  through 2500 (the
                                largest 750 stocks ranked by market
                                capitalization are excluded). The Small Company
                                Index is segmented into growth and value
                                categories.  Variables employed to identify
                                growth stocks include high sales growth, high
                                return on equity, and low dividend payout.
--------------------------------------------------------------------------------
Growth         Russell 2500     The Russell 2500 is an index of stock 501
               Growth Index     through 3000 in the Russell 3000 Index, as
                                ranked by total market capitalization.  This
                                index is segmented into growth and value
                                categories. The Russell 2500 Growth Index
                                contains stocks from the Russell 2500 with
                                greater-than-average growth orientation.
                                Companies in this index generally have higher
                                price-to-book and price/earnings ratios.
--------------------------------------------------------------------------------
Mid Cap        S&P MidCap 400   A broad-based index of 400 companies with market
               Index            capitalizations from $50 million to $10 billion.
                                The Standard & Poor's MidCap 400 Index is a
                                widely accepted, unmanaged index of overall
                                mid-cap stock market performance.
================================================================================

                                    App. A-1

194665.004(B&F)



                             NUMERIC MICRO CAP FUND

                               NUMERIC GROWTH FUND

                              NUMERIC MID CAP FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares of the classes (the "Shares") representing interests in the Numeric Micro Cap Fund (the "Micro Cap Fund"), the Numeric Growth Fund (the "Growth Fund") and the Numeric Mid Cap Fund (the "Mid Cap Fund") (collectively, the "Funds") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Numeric Family Prospectus dated May __, 1996 (the "Prospectus"). A copy of the Prospectus may be obtained from Numeric by calling toll-free (800) NUMERIC [(800) 686-3742]. This Statement of Additional Information is dated May __, 1996.

                                    CONTENTS

                                                                   Prospectus
                                                         PAGE         PAGE


General..................................................  2            1
Investment Objectives and Policies.......................  2            6
Directors and Officers................................... 11           N/A
Investment Advisory, Distribution and Servicing
  Arrangements........................................... 13            11
Fund Transactions........................................ 15            13
Purchase and Redemption Information...................... 17            13
Valuation of Shares...................................... 17            18
Performance Information.................................. 18            20
Taxes.................................................... 20            18
Description of Shares.................................... 23            19
Additional Information Concerning Fund Shares............ 25           N/A
Miscellaneous............................................ 25           N/A
Financial Statements..................................... N/A          N/A
Appendix A............................................... A-1          A-1



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL

     BB is an open-end management investment company currently operating or proposing to operate seventeen separate investment portfolios. RBB is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act") and was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to Shares representing interests in the Funds offered by the Prospectus dated May __, 1996.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds. A description of ratings of certain instruments the Funds may purchase is set forth in the Appendix to this Statement of Additional Information.

     FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

     The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

     If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

     A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Funds would hold cash and liquid debt securities in a segregated account with a value sufficient to cover their open futures obligations, the segregated assets would be available to the Funds immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because a Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

  The Funds may sell futures contracts to hedge their other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that the Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, a Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

     CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Funds may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

     PURCHASING PUT OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

     A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If a Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require a Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for a Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

     PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The Funds will purchase call options only in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by a Fund. If a Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

     WRITING PUT OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, a Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because a Fund's cash will be invested in shorter-term securities which usually offer lower yields.

     WRITING CALL OPTIONS. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     COMBINED OPTION POSITIONS. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     RISKS OF OPTIONS TRANSACTIONS. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Fund will not use leverage in its options and futures strategies. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Funds will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Funds have purchased would exceed 5% of a Fund's total assets after taking into account unrealized profits and losses on such contracts.

     The Funds' limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. The Funds will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Funds' shareholders.

     SHORT SALES "AGAINST THE BOX." In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Funds which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

     RIGHTS OFFERINGS AND PURCHASE WARRANTS. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     ILLIQUID SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Funds' investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A Securities). Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

     The Adviser will monitor the liquidity of restricted securities in the Funds under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     DEPOSITARY RECEIPTS. The Funds' assets may be invested in the securities of foreign issues in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Funds may invest in ADRs. EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participating by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     INVESTMENT COMPANY SECURITIES. The Funds may invest in securities issued by other investment companies. Under the 1940 Act, the Funds' investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of a Fund's net assets with respect to any one investment company and (iii) 10% of a Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Funds presently intend to invest in other investment companies only as investment vehicles for short-term cash.

     CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, a Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

     REPURCHASE AGREEMENTS. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to Repurchase.

     U.S. GOVERNMENT OBLIGATIONS. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable that the price or yield available in the market when the securities delivery takes place. A Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

INVESTMENT LIMITATIONS

     The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the Investment Company Act). The Funds may not:

     1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

     2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 % of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

     3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

     4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

     5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under Federal securities laws.

     7. Purchase or sell real estate or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

     8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     9. Invest in oil, gas or mineral-related exploration or development programs or leases.

     10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

     11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

     12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

     13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 1 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowings to restore asset coverage to 300% within three business days, in accordance with the requirements of the 1940 Act).

     The Funds may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund Shares in certain states. Should the Funds determine that a commitment is no longer in the best interest of the Funds and their shareholders, the Funds reserve the right to revoke the commitment by terminating the sale of Fund Shares in the state involved.


                             DIRECTORS AND OFFICERS

     The directors and executive officers of RBB, their business addresses, ages and principal occupations during the past five years are:

                                                    Principal Occupation
NAME AND ADDRESS      POSITION WITH RBB           DURING PAST FIVE YEARS

Arnold M. Reichman*      Director           Since 1984, Managing Director and
466 Lexington Avenue                        Assistant Secretary, E. M. Warburg,
New York, NY  10017                         Pincus & Co., Inc.; Since 1984
Age:  47                                    Managing Director, Warburg Pincus
                                            Counsellors, Inc.; Since 1985, Vice
                                            President and Secretary, Counsellors
                                            Securities Inc; Officer of various
                                            investment companies advised by
                                            Warburg, Pincus Counsellors, Inc.

Robert Sablowsky**       Director           Since 1985, Executive Vice President
14 Wall Street                              of Gruntal & Co., Inc., Director,
New York, NY  10005                         Gruntal & Co., Inc. and Gruntal
Age:  57                                    Financial Corp.

Francis J. McKay         Director           Since 1963, Executive Vice
7701 Burholme Avenue                        President, Fox Chase Cancer Center
Philadelphia, PA 19111                      (Biomedical research and
Age:  60                                    medical care.)

Marvin E. Sternberg      Director           Since 1974, Chairman, Director and
937 Mt. Pleasant Road                       President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                        (manufacturer of dental supplies and
Age:  61                                    precision coated abrasives); Since
                                            1968, Director and President,
                                            Mart MMM, Inc. (formerly
                                            Montgomeryville Merchandise
                                            Mart Inc.) and Mart PMM, Inc.
                                            (formerly Pennsauken Merchandise
                                            Mart, Inc.) (Shopping Centers); and
                                            Since 1975, Director and Executive
                                            Vice President, Cellucap Mfg. Co.,
                                            Inc. (manufacturer of disposable
                                            headwear).

                                                    Principal Occupation
NAME AND ADDRESS      POSITION WITH RBB           DURING PAST FIVE YEARS

Julian A. Brodsky         Director          Director, and Vice Chairman, Comcast
1234 Market Street                          Corporation; Director, Comcast
16th Floor                                  Cablevision of Philadelphia (cable
Philadelphia, PA  19107-3723                television and communications) and
Age:  62                                    Nextel (wireless communications).

Donald van Roden          Director          Self-employed businessman.
1200 Old Mill Lane                          From February 1980 to March 1987,
Wyomissing, PA  19610                       Vice Chairman, SmithKline Beckman
Age:  71                                    Corporation (pharmaceuticals);
                                            Director, AAA Mid-Atlantic (auto
                                            service); Director, Keystone
                                            Insurance Co.

Edward J. Roach           President and     Certified Public Accountant;
Bellevue Park             Treasurer         Vice Chairman of the Board, Fox
  Corporate Center                          Chase Cancer Center; Vice President
400 Bellevue Parkway                        and Trustee, Pennsylvania Schoole
Wilmington, DE  19809                       for the Deaf; Trustee, Immaculata
Age:  71                                    College; Vice President and
                                            Treasurer of various investment
                                            companies advised by PNC
                                            Institutional Management
                                            Corporation.

Morgan R. Jones          Secretary          Chairman of the law firm of Drinker
1100 PNB BankBuilding                       Biddle & Reath, Philadelphia,
Broad and Chestnut Streets                  Pennsylvania; Director, Rocking
Philadelphia, PA 19107                      Horse Child Care Centers of
Age:  56                                    America, Inc.

-----------------

* Mr. Reichman is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer which sells RBB's shares.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of RBB.

     RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of RBB $9,500 annually and $700 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of RBB are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1995, each of the following members of the Board of Directors received compensation from the Fund in the following amounts: Julian A. Brodsky in the aggregate amount of $9,425; Francis J. McKay in the aggregate amount of $12,025; Marvin E. Sternberg in the aggregate amount of $12,675; Donald van Roden in the aggregate amount of $14,675. On October 24, 1990, RBB adopted, as a participating employer, RBB Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which RBB will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by RBB's investment advisers, administrators and the Distributor, RBB itself requires only one part-time employee. No officer, partner or employee of Numeric currently receives any compensation from RBB.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

ADVISORY AGREEMENTS

     Numeric renders advisory services to the Funds pursuant to Investment Advisory Contracts. The Advisory Contracts relating to each of the Funds are dated April 24, 1996. Under the Advisory Contracts, Numeric is entitled to receive a fee from each Fund calculated at an annual rate of 0.75% of a Fund's average daily net assets. For the fiscal year ended August 31, 1996, Numeric intends to waive its fees to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%. There can be no assurance that Numeric will continue such waivers indefinitely.

     As required by various state regulations, Numeric will reimburse RBB or the Funds affected (as applicable) if and to the extent that the aggregate operating expenses of RBB or the Funds affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is believed to be 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to RBB as a whole or to the Funds on an individual basis depends upon the particular regulations of such states.

     The Funds bear all of their own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to, the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a Fund by Numeric; (c) expenses of organizing RBB that are not attributable to a class of RBB; (d) certain of the filing fees and expenses relating to the registration and qualification of RBB and a Fund's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to RBB's directors and officers;
(f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a Fund for violation of any law; (i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PFPC's use of independent pricing services to value a portfolio's securities; and (q) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

     Under the Advisory Contracts, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Funds in connection with the performance of an Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Contracts were approved on April 24, 1996 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts are terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Contracts became effective on May __, 1996 and were approved by written consent of the sole shareholder of each of the Funds on May __, 1996. The Advisory Contracts terminate automatically in the event of assignment thereof.

CUSTODIAN AGREEMENTS

     Custodian Trust Company ("CTC") is custodian of the Funds' assets pursuant to custodian agreements dated May __, 1996, (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to the RBB's Board of Directors concerning the Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated as .015% of each Fund's average daily gross assets, with a minimum monthly fee of $417 per Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds.

TRANSFER AGENCY AGREEMENTS

     PFPC, Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988 (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of the Classes, (b) addresses and mails all communications by the Funds to record owners of shares of the Classes, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Classes. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

CO-ADMINISTRATION AGREEMENTS

     Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated May __, 1996 for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of .05% of each Fund's average daily net assets.

     PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated May __, 1996 (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds, and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of .115% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges.

ADMINISTRATIVE SERVICES AGENT

     Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc. ("Counsellors" or the "Distributor"), provides certain administrative services to each of the Portfolios that are not provided by BSFM or PFPC, subject to the supervision and direction of the Board of Directors of RBB. These services include furnishing certain internal quasi-legal, executive and administrative services, acting as liaison between the Funds and the Funds' various service providers, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of RBB's Board of Directors, coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Funds. As compensation for such administrative services, RBB will pay to Counsellors Service each month a fee for the previous month calculated at the annual rate of
 .15% of each Fund's average daily net assets.

DISTRIBUTOR

     Counsellors serves as distributor of the Shares. Counsellors is a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc. ("WPC") and is located at 466 Lexington Avenue, New York 10017-3147. WPC is a wholly-owned subsidiary of Warburg, Pincus Counsellors, G.P. No compensation is payable by RBB to Counsellors for distribution services with respect to the Funds.


                                FUND TRANSACTIONS

     Subject to policies established by the Board of Directors, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Numeric seeks to obtain the best net results for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

     No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

     Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Funds prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Funds' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Funds would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Funds and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by RBB's Directors as deemed necessary from time to time, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that Numeric not participate in or benefit from the sale to a Fund. In no instance will portfolio securities be purchased from or sold to Counsellors Securities, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes." The Funds anticipate that their annual portfolio turnover rates will vary from year to year, but will generally range between 150% and 300%. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

     The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

     Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                               VALUATION OF SHARES

     The net asset value per share of each Fund is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds' books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

                             PERFORMANCE INFORMATION

     TOTAL RETURN. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                           P(1 + T)n = ERV

                  Where:       P   =   a hypothetical initial payment of $1,000

                               T   =   average annual total return

                               n   =   number of years (1, 5 or 10)

                              ERV  = ending redeemable value at the end of
                                     the 1, 5 or 10 year periods (or
                                     fractional portion thereof) of a
                                     hypothetical $1,000 payment made at the
                                     beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Funds.

     PERFORMANCE. From time to time, the Funds may advertise their average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for one year in the period might have been grater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period (again reflecting changes in a Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of a Fund's shares.

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the portfolio managers of the Funds and may include quotations attributable to the portfolio managers describing approaches taken in managing the Funds' investments, research methodology, underlying stock selection or the Funds' investment objective. The Funds may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Funds may from time to time compare their expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc.
or similar investment services that monitor mutual funds.

     YIELD. The Funds may also advertise their yield. Under the rules of the SEC, a Fund advertising yield must calculate yield using the following formula:

                      YIELD = 2 [(A-B+1)6 - 1]
                                  cd

      Where:  a   =   dividends and interest earned during the period.

              b   =   expenses accrued for the period (net of reimbursement).

              c   =   the average daily number of shares outstanding during
                      the period that were entitled to receive dividends.

              d   =   the maximum offering price per share on the last day
                      of the period.

     Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

     The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the rates on the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Fund's investment adviser or sub-adviser will consider whether the Fund should continue to hold the obligation.

     From time to time, in advertisements or in reports to shareholders with respect to the Funds, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.


                                      TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Funds intend to elect to be taxed as and meet the requirements of regulated investment companies under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Funds are exempt from Federal income tax on their net investment income and realized capital gains which they distribute to shareholders, provided that they distribute an amount equal to the sum of (a) at least 90% of their investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of their net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfy certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

     In addition to satisfaction of the Distribution Requirement each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments, if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940 Act); (b) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including accrued original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     Future Treasury regulations may provide that currency gains that are not "directly related" to a Fund's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which the engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Fund will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

     Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Funds in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Funds intend to distribute to shareholders their excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by a Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of a Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by a Fund to shareholders not later than 60 days after the close of each Fund's respective taxable year.

     In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year generally qualifies for the 70% dividends received deduction to the extent of the gross amount of "qualifying dividends" received by a Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. RBB will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by a Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

     Investors should note that changes made to the Code by the Tax Reform Act of 1986 and subsequent legislation have not entirely eliminated distinctions in the tax treatment of capital gain and ordinary income distributions. The nominal maximum marginal rate on ordinary income for individuals, trusts and estates is currently 31%, but for individual taxpayers whose adjusted gross income exceeds certain threshold amounts (that differ depending on the taxpayer's filing status) in taxable years beginning before 1986, provisions phasing out personal exemptions and limiting itemized deductions may cause the actual maximum marginal rate to exceed 31%. The maximum rate on the net capital gain of individuals, trusts and estates, however, is in all cases 28%. Capital gains and ordinary income of corporate taxpayers are taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000). Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

     Distributions of net investment income received by the Funds from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

     A shareholder will recognize gain or loss upon an exchange of shares of a Fund for shares of another Fund upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of the Shares exchanged for shares of another Fund for the purpose of determining gain or loss on the exchange, where the Shares exchanged have been held 90 days or less. The sales charge will increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another Fund within 90 days after the first exchange).

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Funds intend to distribute all of their taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that the Funds may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

     A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to RBB that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Funds expect to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.


                              DESCRIPTION OF SHARES

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 12.35 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock (Growth & Income Series 2), 100 million shares are classified as Class EE Common Stock (Balanced Series 2), 50 million shares are classified as Class FF

Common Stock (Numeric Micro Cap), 50 million shares are classified as Class GG Common Stock (Numeric Growth), 50 million shares are classified as Class HH Common Stock (Numeric Mid Cap), 700 million shares are classified as Class Alpha 1 Common Stock (Money), 200 million shares are classified as Class Alpha 2 Common Stock (Municipal Money), 500 million shares are classified as Class Alpha 3 Common Stock (U.S. Government Money), 100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class FF, GG and HH Common Stock constitute the Classes of the Micro Cap, Growth and Mid Cap Funds, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

     The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Warburg Pincus Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the Numeric Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Warburg Pincus Family represents interests in the Growth & Income, Balanced and Tax Free Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in nine non-money market portfolios; the Numeric Family represents interests in the Micro Cap, Growth and Mid Cap Funds; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.

                  ADDITIONAL INFORMATION CONCERNING FUND SHARES

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by RBB's Charter, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

     COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to RBB, PIMC, PNC Bank and PFPC. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to RBB's independent directors.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

     CONTROL PERSONS. As of February 27, 1996, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Description of Shares" above. RBB does not know whether such persons also beneficially own such shares.

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

Warburg Pincus Growth &    Charles Schwab & Co., Inc.                  33.92
Income Fund                Reinvest Account
(Class A)                  Attn:  Mutual Funds Dept.
                           101 Montgomery Street
                           San Francisco, CA  94104-4122

                           National Financial Services Corp.           11.31
                           FBO Customers
                           P.O. Box 3908
                           Church Street Station
                           New York, New York  10008-3908

Warburg Pincus Balanced    Charles Schwab & Co., Inc.                  41.79
Fund                       Reinvest Account
(Class C)                  Attn:  Mutual Funds Dept.
                           101 Montgomery Street
                           San Francisco, CA  94104-4122

                           National Financial Services Corp.           24.23
                           FBO Customers
                           P.O. Box 3908
                           Church Street Station
                           New York, New York  10008-3908

Warburg Pincus Tax Free    Gruntal Co.                                 10.91
Fund                       FBO 995-10702-19
(Class D)                  14 Wall Street
                           New York, New York  10005-2176

                           Gruntal Co.                                 9.74
                           FBO 995-16852-14
                           14 Wall Street
                           New York, New York  10005-2176

RBB Money Market           Luanne M. Garvey and Robert J. Garvey       12.7
Portfolio                  2729 Woodland Avenue
(Class E)                  Trooper, PA  19403

                           Harold T. Erfer                             12.7
                           414 Charles Lane
                           Wynnewood, PA  19096

                           Karen M. McElhinny and
                           Contribution Account                        16.5
                           4943 King Arthur Drive
                           Erie, PA  16506

                           E.L. Haines Jr. and Betty J. Haines          7.7
                           2341 Pinebluff Drive
                           Dallas, TX  75228

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

                           John Robert Estrada and                     14.3
                           Shirley Ann Estrada
                           1700 Raton Drive
                           Arlington, TX  76018

                           Eric Levine and Linda & Howard Levine       28.9
                           67 Lanes Pond Road
                           Howell, NJ  07731

RBB Municipal Money        William B. Pettus Trust                     10.9
Market Portfolio           Augustine W. Pettus Trust
(Class F)                  827 Winding Path Lane
                           St. Louis, MO  63021-6635

                           Seymour Fein                                89.1
                           P.O. Box 486
                           Tremont Post Office
                           Bronx, NY  10457-0486

Cash Preservation Money    Jewish Family and Children's                46.9
Market Portfolio           Agency of Philadelphia
(Class G)                  Capital Campaign
                           Attn:  S. Ramm
                           1610 Spruce Street
                           Philadelphia, PA  19103

                           Theresa M. Palmer                           16.2
                           5731 N. 4th Street
                           Philadelphia, PA 19120

                           Lynda R. Succ Trustee for in Trust under     9.8
                           The Lynda R. Campbell Caring Trust
                           935 Rutger Street
                           St. Louis, MO  63104

Cash Preservation          Kenneth Farwell and Valerie                 10.9
Municipal Money Market     Farwell Jt. Ten
Portfolio                  3854 Sullivan
(Class H)                  St. Louis, MO  63107

                           Larnie Johnson and Mary Alice Johnson       17.7
                           4927 Lee Avenue
                           St. Louis, MO  63115-1726

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

                           Andrew Diederich and Doris Diederich         6.0
                           1003 Lindeman
                           Des Peres, MO 63131

                           Marcella L. Haugh Caring Tr                 10.2
                           Dtd 8/12/91
                           40 Plaza Square
                           Apt. 202
                           St. Louis, MO 63101

                           Gwendolyn Haynes                             5.2
                           2757 Geyer
                           St. Louis, MO 63104

Sansom Street Money        Wasner & Co.                                28.5
Market Portfolio           FAO Paine Webber and Managed Assets
(Class I)                  Sundry Holdings
                           Attn:  Joe Domizio
                           200 Stevens Drive
                           Lester, PA  19113

                           Saxon and Co.                               66.3
                           FBO Paine Webber
                           P.O. Box 7780 1888
                           Philadelphia, PA  19182

                           Robertson Stephens & Co.                     5.2
                           FBO Exclusive Benefit Investors
                           555 California St./#2600
                           San Francisco, CA  94104

Bedford Municipal          Joel E. Smilow                              10.0
Money Market               100 Beachside Avenue
(Class M)                  Greenfarm, CT  0643

Bedford New York           John G. Kirsch & Maureen Kirsch Jt. Ten      6.0
Municipal Money Market     140 Riverside Drive, 17K
(Class O)                  New York, NY 10024-2605

BEA High Yield Portfolio   Chase Manhattan Bankers Trustee for         29.6
(Class U)                  Kendale Company Master Pension Plan
                           Attn: Mark Tesoriero
                           3 Metrotech Center, 6th Floor
                           Brooklyn, NY  11245

                           Temple Inland Master Retirement Trust        9.7
                           303 South Temple Drive
                           Diboll, TX  75941

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

                           Guenter Full Trst Michelin                   18.1
                           North America Inc.
                           Master Trust
                           P. O. Box 19001
                           Greenville, SC 29602-9001

                           Georgetown University Retirement              6.2
                           Trust Plan Trust
                           Suite G-05 Maguire Hall
                           Georgetown University
                           Washington, DC 20057-1019

BEA Emerging Markets       Wachovia Bank North Carolina Trust for       13.0
Equity Portfolio           Carolina  Power & Light Co. Supplemental
(Class V)                  Retirement Trust
                           301 N. Main Street
                           Winston-Salem, NC  27101

                           Northern Trust Company Trustee for Texas     18.0
                           Instruments Employee Plan
                           P.O. Box 92956
                           Chicago, IL  60675-2956

                           Hall Family Foundation                       18.0
                           P.O. Box 419580
                           Kansas City, MO  64208

                           Arkansas Public Emploees Retirement System    9.1
                           124 W. Capitol Avenue
                           Little Rock, AR 72201

                           Northern Trust                               10.8
                           Trustee for Pillsbury
                           P.O. Box 92956
                           Chicago, IL  60675

                           Amherst H. Wilder Foundation                  5.2
                           919 Lafond Avenue
                           St. Paul, MN  55104

BEA US Core Equity         Bank of New York                             54.6
Portfolio                  Trust APU Buckeye Pipeline
(Class X)                  One Wall Street
                           New York, NY  10286

                           Werner & Pfleiderer Pension                   9.6
                           Plan Employees
                           663 E. Crescent Avenue
                           Ramsey, NJ  07446

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

                           BEA Associates                                5.3
                           FAO Profit Sharing Trust
                           153 E. 53rd Street
                           New York, NY  10022

                           C S Fides Trust T743                          5.1
                           Attn Portfolio Management
                           C/o Credit Suisse Pvt Bkg
                           12 E. 49th Street, 40th floor
                           New York, NY 10017

BEA US Core Fixed Income   New England UFCW & Employers' Pension        21.5
Portfolio                  Fund Board of Trustees
(Class Y)                  161 Forbes Road, Suite 201
                           Braintree, MA  02184

                           Bankers Trust                                16.9
                           Trust Pechniney Corp. Pension Master Trust
                           34 Exchange Place, 4th Floor
                           Jersey City, NJ  07302

                           Patterson & Co.                               7.6
                           P.O. Box 7829
                           Philadelphia, PA  19102

                           MAC & Co                                      5.9
                           FAO 176-655
                           ROBF1766552
                           Mutual Funds Operations
                           P. O. Box 3198
                           Pittsburgh, PA 15230-3198

                           Bank of New York                              8.0
                           Trst Fenway Partners Master Trust
                           One Wall Street, 12th floor
                           New York, NY 10286

                           Citibank NA                                  13.1
                           Trst CS First Boston Corp Emp S/P
                           Attn: Sheila Adams
                           111 Wall Street, 20th floor Z 1
                           New York, NY 10043

BEA Global Fixed Income    Sunkist Master Trust                         39.2
Portfolio                  14130 Riverside Drive
(Class Z)                  Sherman Oaks, CA  91423

                           Pattersen & Co.                              28.0
                           P. O. Box 7829
                           Philadelphia, PA 19101

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

                           Key Trust Co. of Ohio                        22.7
                           FBO Eastern Enterp. Collective Inv. Trust
                           P.O. Box 901536
                           Cleveland, OH  44202-1559

BEA Municipal Bond Fund    William A. Marquard                          26.9
Portfolio                  2199 Maysville Rd.
(Class AA)                 Carlisle, KY  40311

                           Arnold Leon                                  10.4
                           c/o Fiduciary Trust Company
                           P.O. Box 3199
                           Church Street Station
                           New York, NY  10008

                           Edgar E. Sharp                                7.4
                           P.O. Box 8338
                           Longboat Key, FL  34228

                           John C. Cahill                               13.7
                           c/o David Holmgren
                           30 White Birch Lane
                           Cots Cob, CT  06870

                           Irwin Bard                                    7.4
                           1750 North East 183rd St. North
                           Miami Beach, FL  33160

Warburg Pincus Growth &    Connecticut General Life Ins. Co.           98.67
Income                     on behalf of its Separate Accounts
Series 2                   55E 55F 55G c/o Melissa Spencer
(Class DD)                 M110
                           CIGNA Corp. P.O. Box 2975
                           Hartford, CT  06104-2975

Warburg Pincus Balanced    Warburg Pincus Counsellors Inc.             85.34
Fund Series 2              Attn:  Stephen Distler
(Class EE)                 466 Lexington Avenue
                           10th Floor
                           New York, New York  10017-3140

Janney Montgomery Scott    Janney Montgomery Scott                      100
Money Market Portfolio     1801 Market Street
(Class Alpha 1)            Philadelphia, PA  19103-1675

Janney Montgomery Scott    Janney Montgomery Scott                      100
Municipal Money Market     1801 Market Street
Portfolio                  Philadelphia, PA  19103-1675
(Class Alpha 2)

PORTFOLIO                  NAME AND ADDRESS                       PERCENT OWNED

Janney Montgomery Scott    Janney Montgomery Scott                      100
Government Obligations     1801 Market Street
Money Market Portfolio     Philadelphia, PA  19103-1675
(Class Alpha 3)

Janney Montgomery Scott    Janney Montgomery Scott                      100
New York Municipal Money   1801 Market Street
Market Portfolio           Philadelphia, PA  19103-1675
(Class Alpha 4)

     As of the above date, directors and officers as a group owned less than one percent of the shares of RBB.

     LITIGATION. There is currently no material litigation affecting RBB.

     FINANCIAL STATEMENTS. No financial statements are supplied because, as of the date of the Prospectus and this Statement of Additional Information, the Funds had no operating history.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES


STANDARD & POOR'S CORPORATION


AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB            Debt rated 'BB', 'B', 'CCC', or 'CC' is regarded, on balance, as
B             predominantly speculative with respect to capacity to pay interest
CCC           and repay principal in accordance with the terms of the
CC            obligation. 'BB' indicates the lowest degree of speculation and
              'CC' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C This rating is reserved for income bonds on which no interest is being paid.


D Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

(+)           The ratings from 'AAA' or 'CCC' may be modified by the addition of
OR            a plus or minus sign to show relative standing or within the major
(-)           rating categories.

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

              DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

p PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of. or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.


NOTES
Note rating symbols are as follows:

SP-1          Very strong or strong capacity to pay principal and interest.
              Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


SP-2          Satisfactory capacity to pay principal and interest.


SP-3          Speculative capacity to pay principal and interest.


COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Ratings are graded into four categories, ranging from 'A' for the highest quality obligations to 'D' for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.


VARIABLE RATE DEMAND BONDS

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a long-term rating and a variable rate demand rating. The first rating addresses the likelihood of repayment of principal and interest due and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1 +'). If the nominal maturity is short (three years or less), a note rating is assigned.

                     MOODY'S INVESTORS SERVICE, INC. RATINGS

CORPORATE BONDS

                                       AAA

     Bonds which are rated AAA are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                       AA

     Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

                                        A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       BAA

     Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       BA

     Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       CAA

     Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       CA

     Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

     Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are also applied to senior bank obligations with an original maturity in excess of one year. Among the bank obligations covered are bank deposits, bankers acceptance and obligations to deliver foreign exchange. Obligations relying upon support mechanisms such as letters-of-credit are excluded unless explicitly rated.

     NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

     The following summarizes the ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

     MIG-3/VMIG-3. Obligations bearing these designations are of favorable quality. All security elements are accounted for but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is hereby to be less well established.

COMMERCIAL PAPER RATINGS

     The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Issuers rated PRIME-2 (or related supporting institutions) are considered to have strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated PRIME-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers PRIME-3 (or supporting institutions) have an acceptable capacity rated for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

DOC 35039.009


                                     PART C

                                OTHER INFORMATION


Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

    (1)  Included in Part A of the Registration Statement:


                           None.


         Included in Part B of the Registration Statement:


                           None.


Notes to Financial Statements

(b) Exhibits:                                              SEE NOTE #
                                                           ----------
(1) (a)   Articles of Incorporation of Registrant              1

    (b)   Articles Supplementary of Registrant.                1

    (c)   Articles of Amendment to Articles of
            Incorporation of Registrant.                       2

    (d)   Articles Supplementary of Registrant.                2

    (e)   Articles Supplementary of Registrant.                5

    (f)   Articles Supplementary of Registrant.                6

    (g)   Articles Supplementary of Registrant.                9

    (h)   Articles Supplementary of Registrant.                10

    (i)   Articles Supplementary of Registrant.                14

    (j)   Articles Supplementary of Registrant.                14

    (k)   Articles Supplementary of Registrant.                19

    (l)   Articles Supplementary of Registrant.                19

    (m)   Articles Supplementary of Registrant.                19

    (n)   Articles Supplementary of Registrant.                19

    (o)   Articles Supplementary of Registrant.                20

                                                           SEE NOTE #
                                                           ----------
    (p)   Form of Articles Supplementary
            of Registrant.

(2) Amended By-Laws adopted August 16, 1988.                   3

    (a)   Amendment to By-Laws adopted July 25, 1989.          4

    (b)   By-Laws amended through October 24, 1989.            5

(3) None.

(4) Specimen Certificates
    a)    SafeGuard Equity Growth and Income Shares            3
    b)    SafeGuard Fixed Income Shares                        3
    c)    SafeGuard Balanced Shares                            3
    d)    SafeGuard Tax-Free Shares                            3
    e)    SafeGuard Money Market Shares                        3
    f)    SafeGuard Tax-Free Money Market Shares               3
    g)    Cash Preservation Money Market Shares                3
    h)    Cash Preservation Tax-Free Money
            Market Shares                                      3
    i)    Sansom Street Money Market Shares                    3
    j)    Sansom Street Tax-Free Money Market Shares           3
    k)    Sansom Street Government Obligations Money           3
            Market Shares
    l)    Bedford Money Market Shares                          3
    m)    Bedford Tax-Free Money Market Shares                 3
    n)    Bedford Government Obligations Money Market          3
            Shares
    o)   Bedford New York Municipal Money
           Market Shares                                       5
    p)   SafeGuard Government Securities Shares                5
    q)   Income Opportunities High Yield Bond Shares           6
    r)   Bradford Tax-Free Money Market Shares                 8
    s)   Bradford Government Obligations Money Market          8
           Shares
    t)   Alpha 1 Money Market Shares                           8
    u)   Alpha 2 Tax-Free Money Market Shares                  8
    v)   Alpha 3 Government Obligations Money Market           8
           Shares
    w)   Alpha 4 New York Municipal Money Market               8
           Shares
    x)   Beta 1 Money Market Shares                            8
    y)   Beta 2 Tax-Free Money Market Shares                   8
    z)   Beta 3 Government Obligations Money Market            8
           Shares
   aa)   Beta 4 New York Municipal Money Market Shares         8
   bb)   Gamma 1 Money Market Shares                           8
   cc)   Gamma 2 Tax-Free Money Market Shares                  8

                                                           SEE NOTE #
                                                           ----------
   dd)   Gamma 3 Government Obligations Money Market           8
           Shares
   ee)   Gamma 4 New York Municipal Money Market Shares        8
   ff)   Delta 1 Money Market Shares                           8
   gg)   Delta 2 Tax-Free Money Market Shares                  8
   hh)   Delta 3 Government Obligations Money Market           8
           Shares
   ii)   Delta 4 New York Municipal Money
           Market Shares                                       8
   jj)   Epsilon 1 Money Market Shares                         8
   kk)   Epsilon 2 Tax-Free Money Market Shares                8
   ll)   Epsilon 3 Government Obligations Money
           Market Shares                                       8
   mm)   Epsilon 4 New York Municipal Money
           Market Shares                                       8
   nn)   Zeta 1 Money Market Shares                            8
   oo)   Zeta 2 Tax-Free Money Market Shares                   8
   pp)   Zeta 3 Government Obligations Money
           Market Shares                                       8
   qq)   Zeta 4 New York Municipal Money Market Shares
   rr)   Eta 1 Money Market Shares                             8
   ss)   Eta 2 Tax-Free Money Market Shares                    8
   tt)   Eta 3 Government Obligations Money Market
           Shares                                              8
   uu)   Eta 4 New York Municipal Money Market Shares          8
   vv)   Theta 1 Money Market Shares                           8
   ww)   Theta 2 Tax-Free Money Market Shares                  8
   xx)   Theta 3 Government Obligations Money Market
           Shares                                              8
   yy)   Theta 4 New York Municipal Money Market
           Shares                                              8
   zz)   BEA International Equity Shares                       9
   a1)   BEA Strategic Fixed Income Shares                     9
   a2)   BEA Emerging Markets Equity Shares                    9
   a3)   Laffer/Canto Equity Shares                            12
   a4)   BEA U.S. Core Equity Shares                           13
   a5)   BEA U.S. Core Fixed Income Shares                     13
   a6)   BEA Global Fixed Income Shares                        13
   a7)   BEA Municipal Bond Shares                             13
   a8)   BEA Balanced Shares                                   16
   a9)   BEA Short Duration Shares                             16
  a10)   Warburg Growth & Income Shares                        18
  a11)   Warburg Balanced Shares                               18


(5) (a)  Investment Advisory Agreement (Money)                 3
         between Registrant and Provident
         Institutional Management Corporation, dated as of August 16, 1988.

                                                           SEE NOTE #
                                                           ----------
    (b)  Sub-Advisory Agreement (Money) between                3
         Provident Institutional Management
         Corporation and Provident National Bank, dated as of August 16, 1988.

    (c)  Investment Advisory Agreement                         3
         (Tax -Free Money) between Registrant and
         Provident Institutional Management
         Corporation, dated as of August 16, 1988.

    (d)  Sub-Advisory Agreement (Tax-Free Money)               3
         between Provident Institutional Management
         Corporation and Provident National Bank, dated as of August 16, 1988.

    (e)  Investment Advisory Agreement                         3
         (Government Money) between Registrant and
         Provident Institutional Management
         Corporation, dated as of August 16, 1988.

    (f)  Sub-Advisory Agreement (Government Money)            3
         between Provident Institutional Management
         Corporation and Provident National Bank, dated as of August 16, 1988.

    (k)  Investment Advisory Agreement (Balanced)             3
         between Registrant and Provident
         Institutional Management Corporation, dated as of August 16, 1988.

    (l)  Sub-Advisory Agreement (Balanced) between            4
         Provident Institutional Management
         Corporation and Provident National Bank, dated as of August 16, 1988.

    (m)  Investment Advisory Agreement (Tax-Free)             3
         between Registrant and Provident
         Institutional Management Corporation, dated as of August 16, 1988.

    (n)  Sub-Advisory Agreement (Tax-Free) between            3
         Provident Institutional Management
         Corporation and Provident National Bank, dated as of August 16, 1988.

    (s)  Investment Advisory Agreement                        8
         (Government Securities) between Registrant and Provident Institutional Management
         Corporation dated as of April 8, 1991.

                                                           SEE NOTE #
                                                           ----------
     (t) Investment Advisory Agreement                        8
         (High Yield Bond) between Registrant
         and Provident Institutional Management
         Corporation dated as of April 8, 1991.

    (u)  Sub-Advisory Agreement (High Yield Bond)             8
         between Registrant and Warburg,
         Pincus Counsellors, Inc.
         dated as of April 8, 1991.

    (v)  Investment Advisory Agreement                        9
         (New York Municipal Money Market) between
         Registrant and Provident Institutional
         Management Corporation dated
         November 5, 1991.

    (w)  Investment Advisory Agreement (Equity)               10
         between Registrant and Provident
         Institutional Management Corporation
         dated November 5, 1991.

    (x)  Sub-Advisory Agreement (Equity) between              10
         Registrant, Provident Institutional
         Management Corporation and Warburg,
         Pincus Counsellors, Inc. dated
         November 5, 1991.

    (y)  Investment Advisory Agreement                        10
         (Tax-Free Money Market) between
         Registrant and Provident Institutional
         Management Corporation dated
         April 21, 1992.

    (z)  Investment Advisory Agreement                        11
         (BEA International Equity Portfolio)
         between Registrant and BEA Associates.

   (aa)  Investment Advisory Agreement                        11
         (BEA Strategic Fixed Income Portfolio)
         between Registrant and BEA Associates.

   (bb)  Investment Advisory Agreement                        11
         (BEA Emerging Markets Equity Portfolio)
         between Registrant and BEA Associates.

   (cc)  Investment Advisory Agreement                        14
         (Laffer/Canto Equity Portfolio)
         between Registrant and Laffer Advisors
         Incorporated, dated as of July 21, 1993.

                                                           SEE NOTE #
                                                           ----------
   (dd)  Sub-Advisory Agreement                               12
         (Laffer/Canto Sector Equity Portfolio)
         between PNC Institutional Management
         Corporation and Laffer Advisors
         Incorporated, dated as of July 21, 1993.

   (ee)  Investment Advisory Agreement                        15
         (BEA U.S. Core Equity Portfolio) between
         Registrant and BEA Associates, dated as
         of October 27, 1993.

   (ff)  Investment Advisory Agreement                        15
         (BEA U.S. Core Fixed Income Portfolio)
         between Registrant and BEA Associates,
         dated as of October 27, 1993.

   (gg)  Investment Advisory Agreement                        15
         (BEA Global Fixed Income Portfolio)
         between Registrant and BEA Associates,
         dated as of October 27, 1993.

   (hh)  Investment Advisory Agreement                        15
         (BEA Municipal Bond Fund Portfolio)
         between Registrant and BEA Associates,
         dated as of October 27, 1993.

   (ii)  Investment Advisory Agreement                        14
         (Warburg Pincus Growth and Income Fund)
         between Registrant and Warburg,
         Pincus Counsellors, Inc.

   (jj)  Investment Advisory Agreement                        16
         (Warburg Pincus Balanced Fund) between
         Registrant and Warburg, Pincus Counsellors,
         Inc.

   (kk)  Form of Investment Advisory Agreement                16
         (BEA Balanced) between Registrant and
         BEA Associates.

   (ll)  Form of Investment Advisory Agreement                16
         (BEA Short Duration Portfolio) between
         Registrant and BEA Associates.

   (mm)  Investment Advisory Agreement (Warburg               21
         Pincus Tax Free Fund) between Registrant and Warburg, Pincus Counsellors, Inc.

                                                           SEE NOTE #
                                                           ----------
(6) (r)  Distribution Agreement and Supplements               8
         (Classes A through Q) between the
         Registrant and Counsellors Securities Inc.
         dated as of April 10, 1991.

    (s)  Distribution Agreement Supplement                    9
         (Classes L, M, N and O) between the
         Registrant and Counsellors Securities
         Inc. dated as of November 5, 1991.

    (t)  Distribution Agreement Supplements                   9
         (Classes R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors
         Securities Inc. dated as of November
         5, 1991.

    (u)  Distribution Agreement Supplement                    10
         (Classes T, U and V) between the Registrant and Counsellors Securities Inc.
         dated as of September 18, 1992.

    (v)  Distribution Agreement Supplement                    14
         (Class W) between the Registrant and
         Counsellors Securities Inc. dated as of
         July 21, 1993.

    (w)  Distribution Agreement Supplement                    14
         (Classes X, Y, Z and AA) between the
         Registrant and Counselors Securities Inc.

    (x)  Distribution Agreement Supplement                    18
         (Classes BB and CC) between Registrant
         and Counsellor's Securities Inc. dated
         as of October 26, 1994.

    (y)  Distribution Agreement Supplement                    18
         (Classes DD and EE) between Registrant and
         Counsellor's Securities Inc. dated as of October 26, 1994.

    (z)  Form of Distribution Agreement Supplement            19
         (Classes L, M, N and O) between the
         Registrant and Counsellor's Securities
         Inc.

   (aa)  Form of Distribution Agreement Supplement            19
         (Classes R, S) between the Registrant and
         Counsellor's Securities Inc.

                                                           SEE NOTE #
                                                           ----------
   (bb)  Distribution Agreement Supplements                   19
         (Classes Alpha 1 through Theta 4) between the Registrant and Counsellor's Securities
         Inc.

   (cc)  Distribution Agreement Supplement Janney             20
         Classes (Alpha 1, Alpha 2, Alpha 3 and Alpha
         4 between the Registrant and Counsellor's
         Securities, Inc.


(7)      Fund Office Retirement Profit-Sharing and            7
         Trust Agreement, dated as of October 24, 1990.

(8) (a)  Custodian Agreement between Registrant
         and 3 Provident National Bank dated as of August 16, 1988.

     (b) Sub-Custodian Agreement among                        10
         The Chase Manhattan Bank, N.A., the
         Registrant and Provident National Bank,
         dated as of July 13, 1992, relating to
         custody of Registrant's foreign securities.

    (e)  Amendment No. 1 to Custodian Agreement               9
         dated August 16, 1988.

    (f)  Agreement between Brown Brothers Harriman            10
         & Co. and Registrant on behalf of
         BEA International Equity Portfolio,
         dated September 18, 1992.

    (g)  Agreement between Brown Brothers Harriman & 10
         Co. and Registrant on behalf of BEA
         Strategic Fixed Income Portfolio, dated
         September 18, 1992.

    (h)  Agreement between Brown Brothers Harriman            10
         & Co. and Registrant on behalf of
         BEA Emerging Markets Equity Portfolio,
         dated September 18, 1992.

    (i)  Agreement between Brown Brothers Harriman            15
         & Co. and Registrant on behalf of BEA
         Emerging Markets Equity, BEA International
         Equity, BEA Strategic Fixed Income and BEA
         Global Fixed Income Portfolios, dated as of
         November 29, 1993.

                                                           SEE NOTE #
                                                           ----------
    (j)  Agreement between Brown Brothers Harriman            15
         & Co. and Registrant on behalf of
         BEA U.S. Core Equity and BEA U.S. Core
         Fixed Income Portfolio dated as of
         November 29, 1993.

    (k)  Custodian Contract between                           18
         Registrant and State Street Bank and
         Trust Company.

(9) (a)  Transfer Agency Agreement (Sansom Street)            3
         between Registrant and Provident
         Financial Processing Corporation, dated as of August 16, 1988.

    (b)  Transfer Agency Agreement (Cash Preservation)        3
         between Registrant and Provident Financial
         Processing Corporation, dated as of
         August 16, 1988.

    (c)  Shareholder Servicing Agreement                      3
         (Sansom Street Money).

    (d)  Shareholder Servicing Agreement                      3
         (Sansom Street Tax-Free Money).

    (e)  Shareholder Servicing Agreement                      3
         (Sansom Street Government Money).

    (f)  Shareholder Services Plan                            3
         (Sansom Street Money).

    (g)  Shareholder Services Plan                            3
         (Sansom Street Tax-Free Money).

    (h)  Shareholder Services Plan                            3
         (Sansom Street Government Money).

    (i)  Transfer Agency Agreement (SafeGuard)                3
         between Registrant and Provident Financial
         Processing Corporation, dated as of August
         16, 1988.

    (j)  Transfer Agency Agreement (Bedford)                  3
         between Registrant and Provident Financial
         Processing Corporation, dated as of August
         16, 1988.

                                                           SEE NOTE #
                                                           ----------
    (k)  Transfer Agency Agreement                            7
         (Income Opportunities) between Registrant and Provident Financial Processing
         Corporation dated June 25, 1990.

    (l)  Administration and Accounting Services               8
         Agreement between Registrant and
         Provident Financial Processing
         Corporation, relating to Government
         Securities Portfolio, dated as of
         April 10, 1991.

    (m)  Administration and Accounting Services               9
         Agreement between Registrant and Provident
         Financial Processing Corporation, relating to New York Municipal Money Market Portfolio dated as of November 5, 1991.

    (n)  Administration and Accounting Services               9
         Agreement between Registrant and Provident
         Financial Processing Corporation, relating to Equity Portfolio dated as of November 5, 1991.

    (o)  Administration and Accounting Services               9
         Agreement between Registrant and Provident
         Financial Processing Corporation, relating to High Yield Bond Portfolio, dated as of April 10, 1991.

    (p)  Administration and Accounting Services               10
         Agreement between Registrant and Provident
         Financial Processing Corporation
         (International) dated September 18, 1992.

    (q)  Administration and Accounting Services               10
         Agreement between Registrant and Provident
         Financial Processing Corporation (Strategic) dated September 18, 1992;

    (r)  Administration and Accounting Services               10
         Agreement between Registrant and Provident
         Financial Processing Corporation (Emerging) dated September 18, 1992.

                                                           SEE NOTE #
                                                           ----------
    (s)  Transfer Agency Agreement and Supplements            9
         (Bradford, Alpha, Beta, Gamma, Delta,
         Epsilon, Zeta, Eta and Theta) between
         Registrant and Provident Financial
         Processing Corporation dated as of
         November 5, 1991.

    (t)  Transfer Agency Agreement Supplement                 10
         (BEA) between Registrant and Provident
         Financial Processing Corporation dated as of September 18, 1992.

    (u)  Administrative Services Agreement between            10
         Registrant and Counsellor's Fund
         Services, Inc. (BEA Portfolios)
         dated September 18, 1992.

    (v)  Administration and Accounting Services               10
         Agreement between Registrant and Provident
         Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992.

    (w)  Transfer Agency Agreement Supplement                 12
         (Laffer) between Registrant and PFPC Inc.
         dated as of July 21, 1993.

    (x)  Administration and Accounting Services               12
         Agreement between Registrant and PFPC Inc., relating to Laffer/Canto Equity Fund, dated
         July 21, 1993.

    (y)  Transfer Agency Agreement Supplement                 15
         (BEA U.S. Core Equity, BEA U.S.
         Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund) between
         Registrant and PFPC Inc. dated as of
         October 27, 1993.

    (z)  Administration and Accounting Services               15
         Agreement between Registrant and PFPC Inc.
         relating to (Core Equity) dated as of
         October 27, 1993.

   (aa)  Administration and Accounting Services               15
         Agreement between Registrant and PFPC Inc.
         (Core Fixed Income) dated
         October 27, 1993.

                                                           SEE NOTE #
                                                           ----------
   (bb)  Administration and Accounting Services               15
         Agreement between Registrant and
         PFPC Inc. (International Fixed Income)
         dated October 27, 1993

   (cc)  Administration and Accounting Services               15
         Agreement between Registrant and PFPC Inc.
         (Municipal Bond) dated October 27, 1993.

   (dd)  Transfer Agency Agreement Supplement                 18
         (BEA Balanced and Short Duration) between
         Registrant and PFPC Inc. dated
         October 26, 1994.

   (ee)  Administration and Accounting Services               18
         Agreement between Registrant and PFPC Inc.
         (BEA Balanced) dated October 26, 1994.

   (ff)  Administration and Accounting Services               18
         Agreement between Registrant and PFPC Inc.
         (BEA Short Duration) dated
         October 26, 1994.

   (gg)  Co-Administration Agreement between                  18
         Registrant and PFPC Inc. (Warburg Pincus
         Growth & Income Fund) dated
         August 4, 1994.

   (hh)  Co-Administration Agreement between                  18
         Registrant and PFPC Inc. (Warburg Pincus
         Balanced Fund) dated August 4, 1994.

   (ii)  Co-Administration Agreement between                  18
         Registrant and Counsellors Funds Services,
         Inc. (Warburg Pincus Growth & Income Fund) dated August 4, 1994.

   (jj)  Co-Administration Agreement between                  18
         Registrant and Counsellors Funds Services,
         Inc. (Warburg Pincus Balanced Fund) dated
         August 4, 1994.

   (kk)  Administrative Services Agreement Supplement         18
         between Registrant and Counsellor's Fund
         Services, Inc. (BEA Classes) dated
         October 26, 1994.

   (ll)  Co-Administration Agreement between                  21
         Registrant and PFPC Inc. (Warburg Pincus
         Tax Free Fund) dated March 31, 1995.

                                                           SEE NOTE #
                                                           ----------
   (mm)  Co-Administration Agreement between                  21
         Registrant and Counsellors Funds
         Services, Inc. (Warburg Pincus Tax Free
         Fund) dated March 31, 1995.

   (nn)  Transfer Agency and Service Agreement                21
         between Registrant and State Street
         Bank and Trust Company and PFPC, Inc.
         dated February 1, 1995.


   (oo)  Supplement to Transfer Agency and Service            21
         Agreement between Registrant, State Street
         Bank and Trust Company, Inc. and PFPC
         dated April 10, 1995.

   (pp)  Amended and Restated Credit Agreement dated          22
         December 15, 1994


(10)(a)  Opinion of Counsel.

         Incorporated by reference herein to
         Registrant's 24f-2 Notice for the fiscal year ending August 31, 1995 filed on October
         26, 1995.

    (b)  Consent of Counsel.

(11)     Consent of Independent Accountants.

(12)     None.

(13)(a)  Subscription Agreement (relating to                  2
         Classes A through N).

    (b)  Subscription Agreement between Registrant            7
         and Planco Financial Services, Inc.,
         relating to Classes O and P.

    (c)  Subscription Agreement between Registrant and        7
         Planco Financial Services, Inc., relating to
         Class Q.

    (d)  Subscription Agreement between Registrant            9
         and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4.

    (e)  Subscription Agreement between Registrant            10
         and Counsellors Securities Inc. relating to Classes T, U and V.

                                                           SEE NOTE #
                                                           ----------
    (f)  Subscription Agreement between Registrant            18
         and Counsellor's Securities Inc. relating to Classes BB and CC.

    (g)  Purchase Agreement between Registrant and            21
         Counsellors Securities Inc. relating to
         Class DD (Warburg Pincus Growth & Income
         Fund Series 2).

    (h)  Purchase Agreement between Registrant and            21
         Counsellors Securities Inc. relating to
         Class EE (Warburg Pincus Balanced Fund
         Series 2).

(14)     None.

(15)(a)  Plan of Distribution (Sansom Street Money).          3

    (b)  Plan of Distribution (Sansom Street Tax-Free         3
         Money).

    (c)  Plan of Distribution (Sansom Street                  3
         Government Money).

    (d)  Plan of Distribution (Cash Preservation              3
         Money).

    (e)  Plan of Distribution (Cash Preservation              3
         Tax-Free Money).

    (f)  Plan of Distribution (SafeGuard Equity).             3

    (g)  Plan of Distribution                                 3
         (SafeGuard Fixed Income).

    (h)  Plan of Distribution (SafeGuard Balanced).           3

    (i)  Plan of Distribution (SafeGuard Tax-Free).           3

    (j)  Plan of Distribution (SafeGuard Money).              3

    (k)  Plan of Distribution (SafeGuard Tax-Free
         Money).                                              3

    (l)  Plan of Distribution (Bedford Money).                3

    (m)  Plan of Distribution (Bedford Tax-Free               3
         Money).

    (n)  Plan of Distribution (Bedford Government             3
         Money).

                                                           SEE NOTE #
                                                           ----------
    (o)  Plan of Distribution (Bedford New York               7
         Municipal Money).

    (p)  Plan of Distribution (SafeGuard Government           7
         Securities).

    (q)  Plan of Distribution (Income Opportunities           7
         High Yield).

    (r)  Amendment No. 1 to Plans of Distribution             8
         (Classes A through Q).

    (s)  Plan of Distribution (Bradford Tax-Free              9
         Money).

    (t)  Plan of Distribution (Bradford Government            9
         Money).

    (u)  Plan of Distribution (Alpha Money).                  9

    (v)  Plan of Distribution (Alpha Tax-Free                 9
         Money).

    (w)  Plan of Distribution (Alpha Government               9
         Money).

    (x)  Plan of Distribution (Alpha New York                 9
         Money).

    (y)  Plan of Distribution (Beta Money).                   9

    (z)  Plan of Distribution (Beta Tax-Free                  9
         Money).

   (aa)  Plan of Distribution (Beta Government                9
         Money).

   (bb)  Plan of Distribution (Beta New York                  9
         Money).

   (cc)  Plan of Distribution (Gamma Money).                  9

   (dd)  Plan of Distribution (Gamma Tax-Free                 9
         Money).

   (ee)  Plan of Distribution (Gamma Government               9
         Money).

   (ff)  Plan of Distribution (Gamma New York                 9
         Money).

                                                           SEE NOTE #
                                                           ----------
   (gg)  Plan of Distribution (Delta Money).                  9

   (hh)  Plan of Distribution (Delta Tax-Free                 9
         Money).

   (ii)  Plan of Distribution (Delta Government               9
         Money).

   (jj)  Plan of Distribution (Delta New York                 9
         Money).

   (kk)  Plan of Distribution (Epsilon Money).                9

   (ll)  Plan of Distribution (Epsilon Tax-Free               9
         Money).

   (mm)  Plan of Distribution (Epsilon Government             9
         Money).

   (nn)  Plan of Distribution (Epsilon New York               9
         Money).

   (oo)  Plan of Distribution (Zeta Money).                   9

   (pp)  Plan of Distribution (Zeta Tax-Free                  9
         Money).

   (qq)  Plan of Distribution (Zeta Government                9
         Money).

   (rr)  Plan of Distribution (Zeta New York                  9
         Money).

   (ss)  Plan of Distribution (Eta Money).                    9

   (tt)  Plan of Distribution (Eta Tax-Free Money).           9

   (uu)  Plan of Distribution (Eta Government                 9
         Money).

   (vv)  Plan of Distribution (Eta New York                   9
         Money).

   (ww)  Plan of Distribution (Theta Money).                  9

   (xx)  Plan of Distribution (Theta Tax-Free                 9
         Money).

   (yy)  Plan of Distribution (Theta Government               9
         Money).

                                                           SEE NOTE #
                                                           ----------
   (zz)  Plan of Distribution (Theta New York                9
         Money).

  (aaa)  Plan of Distribution (Laffer Equity).               12

  (bbb)  Plan Distribution (Warburg Pincus Growth            18
         & Income Series 2).

  (ccc)  Plan of Distribution (Warburg Pincus                18
         Balanced Series 2).

(16)     Schedule of Computation of Performance              3
         Quotations.

(17)     None.

(18)     Rule 18f-3 Plan.                                    21

-----------------

NOTE #

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

NOTE #

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registrant Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

Item   25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               None.

Item   26.   NUMBER OF HOLDERS OF SECURITIES


             The following information is given as of FEBRUARY 26, 1996.


         TITLE OF CLASS OF COMMON STOCK                NUMBER OF RECORD HOLDERS


       a)  Warburg Pincus Growth & INCOME                         34,748
       b)  Warburg Pincus BALANCED                                   519
       c)  Warburg Pincus Tax-Free                                   155
       d)  RBB Money MARKET                                           11
       e)  RBB Municipal Money Market                                  2
       f)  Cash Preservation Money MARKET                             36
       g)  Cash Preservation Municipal Money MARKET                   69
       h)  Sansom Street Money Market                                  3
       i)  Sansom Street Municipal Money Market                        0
       j)  Sansom Street Government Obligations                        0
           Money Market
       k)  Bedford Money MARKET                                   94,961
       l)  Bedford Municipal Money MARKET                          4,984
       m)  Bedford Government Obligations MONEY                    5,545
           Market
       n)  Bedford New York Municipal Money MARKET                 2,968
       o)  RBB Government SECURITIES                                 578
       p)  Bradford Municipal Money MARKET                             1
       q)  Bradford Government Obligations MONEY                       1
           Market
       r)  BEA International EQUITY                                  189
       s)  BEA HIGH YIELD                                             40
       t)  BEA Emerging Markets EQUITY                                38
       u)  BEA U.S. Core EQUITY                                       56
       v)  BEA U.S. Core Fixed INCOME                                 43
       w)  BEA U.S. Global Fixed Income                                7
       x)  BEA Municipal Bond FUND                                    36
       y)  BEA Short Duration                                          0
       z)  BEA Balanced                                                0

       aa) Janney Montgomery Scott                                     1
           Money Market
       bb) Janney Montgomery Scott                                     1
           Municipal Money Market
       cc) Janney Montgomery Scott                                     1
           Government Obligations Money Market
       dd) Janney Montgomery Scott                                     1
           New York Municipal Money Market
       ee) Warburg Pincus Growth & Income Series 2                     8
       ff) Warburg Pincus Balanced Series 2                            5


Item   27. INDEMNIFICATION

           Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

                Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item   28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           Information as to any other business, profession, vocation or employment of a substantial nature in which any directors and officers of PIMC, BEA, and Warburg are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's Form ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's Form ADV (File No. 801-37170) filed on March 30, 1993, and Schedules A and D of Warburg's Form ADV (File No. 801-07321) filed on August 28, 1992, respectively.

           There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                         PNC BANK, NATIONAL ASSOCIATION

                             Directors and Officers

           To the knowledge of Registrant, none of the directors or officers of PNC except those set forth below, is or has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of PNC Bank also hold various positions with, and engage in business for, PNC

Bank Corp.(formerly PNC Financial Corp), which owns all the outstanding stock of PNC Bank, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of PNC Bank who are engaged in any other business, profession, vocation or employment of substantial nature.

                         PNC BANK, NATIONAL ASSOCIATION

Position with
  PNC Bank,
  National                               Other Business                Type of
 ASSOCIATION      NAME                   CONNECTIONS                   BUSINESS
------------      ----                   --------------                --------
Director          B.R. Brown             President and C.E.O. of       Coal
                                         Consol, Inc.
                                         Pittsburgh, PA (22)

Director          Constance E. Clayton   Superintendent of Schools     Educator
                                         The School District of
                                         Philadelphia
                                         Philadelphia, PA (23)

Director          F. Eugene Dixon, Jr.   Private Trustee               Trustee
                                         Lafayette Hill, PA (24)

Director          A. James Freeman       Vice Chairman and C.E.O.
Manufacturing                            Lord Corporation
                                         Erie, PA (25)

                                         Director                      Banking
                                         Marine Bank
                                         Erie, PA (26)

Director          Dr. Stuart Heydt       President and C.E.O.          Medical
                                         Geisinger Foundation
                                         Danville, PA (27)

Director          Edward P. Junker, III  Chairman and C.E.O.           Banking
                                         Marine Bank
                                         Erie, PA (26)

Director          Thomas A. McConomy     President, C.E.O. and
Manufacturing                            Chairman, Calgon Carbon
                                         Corporation
                                         Pittsburgh, PA (28)

Director          Robert C. Milsom       Retired
                                         Pittsburgh, PA*

Director          Thomas H. O'Brien      Chairman and C.E.O.        Bank Holding
                                         PNC Bank Corp. (14)

Director          Dr. J. Dennis O'Connor Chancellor                   Education
                                         University of Pittsburgh
                                         Pittsburgh, PA (29)

Position with
  PNC Bank,
  National                               Other Business               Type of
 ASSOCIATION      NAME                   CONNECTIONS                  BUSINESS
------------      ----                   --------------               --------
Director          Rocco A. Ortenzio      Chairman and C.E.O.          Medical
                                         Continental Medical Systems,
                                         Inc.
                                         Mechanicsburg, PA (30)

Director          Robert C. Robb, Jr.    Partner                     Financial
                                         Lewis, Eckert, Robb &       and
                                         Company                     Management
                                         Plymouth Meeting, PA (31)   Consultants

Director          Daniel M. Rooney       President, Pittsburgh       Football
                                         Steelers Football Club
                                         of the National Football
                                         League
                                         Pittsburgh, PA (32)

Director          Seth E. Schofield      Chairman, President and     Airline
                                         C.E.O.
                                         USAir Group, Inc. and
                                         USAir, Inc.
                                         Arlington, VA (33)

Director          Robert M. Valentini    President and C.E.O. Bell   Communica-
                                         of Pennsylvania and         tions
                                         Chairman Network Policy
                                         Council of Bell
                                         Atlantic Corporation
                                         Philadelphia, PA (34)

President and     James E. Rohr          President                   Bank
Chief Executive                          PNC Bank Corp.              Holding
Officer                                  (14)                        Company

President and     Bruce E. Robbins       None.
Chief Executive
Officer of PNC
Bank, National
Association,
Pittsburgh

Senior Executive  Edward V. Randall, Jr. None.
Vice President

Executive         J. Richard Carnall     Director                    Banking
Vice President                           PNC National Bank (2)

                                         Chairman and Director       Financial-
                                         PFPC Inc. (3)               Related
                                                                     Services

Position with
  PNC Bank,
  National                               Other Business              Type of
 ASSOCIATION      NAME                   CONNECTIONS                 BUSINESS
------------      ----                   --------------              --------
                                         Director
                                         PNC Trust Company           Fiduciary
                                         of New York (11)            Activities

                                         Director                    Equipment
                                         Hayden Bolts, Inc.*         Leasing

                                         Director,                   Real Estate
                                         Parkway Real Estate
                                         Company*

                                         Director                    Investment
                                         Provident Capital           Advisory
                                         Management, Inc. (5)

                                         Director                    Investment
                                         Advanced Investment         Advisory
                                         Management, Inc. (15)


Executive         Richard C. Caldwell    Director                    Banking
Vice President                           PNC National Bank (2)

                                         Director                    Investment
                                         Provident Capital           Advisory
                                         Management, Inc. (5)

                                         Director                    Fiduciary
                                         PNC Trust Company           Activities
                                         of New York (11)

                                         Executive Vice President   Bank Holding
                                         PNC Bank Corp. (14)        Company

                                         Director                    Investment
                                         Advanced Investment         Advisory
                                         Management, Inc. (15)

                                         Director                     Banking
                                         PNC Bank, New Jersey,
                                         New Jersey, National
                                         Association (16)

                                         Director                     Financial-
                                         PFPC Inc. (3)                Related
                                                                      Services

Executive Vice     Herbert G.            None.
President          Summerfield, Jr.

Position with
  PNC Bank,
  National                               Other Business              Type of
 ASSOCIATION     NAME                    CONNECTIONS                 BUSINESS
------------     ----                    --------------              --------
Executive Vice   Joe R. Irwin            None.
President

President and    Richard L. Smoot        Senior Vice President       Banking
Chief Executive                          Operations
Officer of PNC                           PNC Bank Corp. (20)
Bank, National
Association,                             Director                    Fiduciary
Philadelphia                             PNC Trust Company of        Activities
                                         New York (11)

                                         Director                    Investment
                                         PNC Institutional           Advisory
                                         Management Corporation (28)

                                         Director                    Financial
                                         PFPC Inc. (3)               Related
                                                                     Services

Executive Vice  W. Herbert Crowder, III  None.
President

Executive Vice  Walter L. West           None.
President

Senior Vice     George Lula              None.
President

Secretary       William F. Strome      Director                    International
                                       PNC Bank International (35  Banking
                                                                   Services

                                       Managing General Counsel    Bank Holding
                                       and Senior Vice President   Company
                                       PNC Bank Corp.

Senior Vice     James P. Conley        None.
President/
Credit Policy


--------------------

* For more information, contact William F. Strome, PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101.


(1) PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103.
(2) PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.
(3) PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.
(5) Provident Capital Management, Inc., 30 S. 17th Street, Site 1500, Philadelphia, PA 19103.
(6) PNC National Investment Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101.
(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(9)  PNC Bancorp, Inc. 3411 Silverside Park, Wilmington, DE 19810
(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.
(11) PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.
(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia,
     PA 19101.
(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.
(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.
(15) Advanced Investment Management, Inc., 27th Floor, One Oliver Plaza, Pittsburgh, PA 15265.
(16) PNC Bank of New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.
(17) PNC Institutional Management Corporation, 400 Bellevue Parkway,
     Wilmington, DE 19809.
(18) Provident National Leasing Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101
(19) Provident National Bank Corp. New Jersey, 1 Centennial Square,
     Haddonfield, NJ  08033
(20) The Clayton Bank and Trust Company, Clayton, DE 19938
(21) Keystone Life Insurance Company, 1207 Chestnut Street, Philadelphia, PA 19107-4101
(22) Consol, Inc., Consol Plaza, Pittsburgh, PA  15241
(23) School District of Philadelphia, 21 Street and The Parkway, Philadelphia, PA 19103-1099
(24) F. Eugene Dixon, Jr., Private Trustee, 665 Thomas Road, Lafayette Hill,
     PA  19444-0178
(25) Lord Corporation, 2000 W. Grandview Boulevard, Erie, PA  16514
(26) Marine Bank, Ninth and State Streets, Erie, PA  16553
(27) Geisinger Foundation, 100 N. Academy Avenue, Danville, PA  17822
(28) Calgon Carbon Corporation, P.O. Box 717, Pittsburgh, PA  15230-0717
(29) University of Pittsburgh, 107 Cathedral of Learning, Pittsburgh, PA 15260
(30) Continental Medical Systems, Inc., P.O. Box 715, Mechanicsburg, PA  17055
(31) Lewis, Eckert, Robb & Company, 425 One Plymouth Meeting, Plymouth Meeting, PA 19462
(32) Football Club of the National Football League, 300 Stadium Circle, Pittsburgh, PA 15212
(33) USAir Group, Inc. and USAir, Inc., 2345 Crystal Drive, Arlington,
     VA  22227
(34) Bell of Pennsylvania, One Parkway, Philadelphia, PA  19102
(35) PNC Bank International, 5th and Wood Streets, Pittsburgh, PA  15222

Item 29.  PRINCIPAL UNDERWRITER

     (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

         Warburg, Pincus Cash Reserve Fund
         Warburg, Pincus New York Tax Exempt Fund
         Warburg, Pincus New York Municipal Bond Fund
         Warburg, Pincus Intermediate Maturity Government Fund
         Warburg, Pincus Fixed Income Fund
         Warburg, Pincus Global Fixed Income Fund
         Warburg, Pincus Capital Appreciation Fund
         Warburg, Pincus Emerging Growth Fund
         Warburg, Pincus International Equity Fund
              Warburg, Pincus Japan OTC Fund
              Counsellors Tandem Securities Fund
              Warburg Pincus Growth & Income Fund
              Warburg Pincus Balanced Fund
              Warburg Pincus Tax Free Fund

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

     (b) Information for each director or officer of the Distributor is set forth below:

Name and Principal           Positions and Offices        Positions and Offices
 BUSINESS ADDRESS            WITH THE DISTRIBUTOR         WITH REGISTRANT
------------------           --------------------         ---------------------
John L. Vogelstein                Director
466 Lexington Avenue
New York, New York  10017

Lionel I. Pincus                  Director
466 Lexington Avenue
New York, New York  10017

Reuben S. Leibowitz               Director,
466 Lexington Avenue              President and Chief
New York, New York  10017         Financial Officer

John L. Furth                     Director
466 Lexington Avenue
New York, New York  10017

Arnold M. Reichman                Vice President,                Director
466 Lexington Avenue              Secretary and
New York, New York  10017         Chief Operating Officer

Roger Reinlieb                    Vice President
466 Lexington Avenue
New York, New York  10017

Karen Amato                       Assistant Secretary
466 Lexington Avenue
New York, New York  10017

Stephen Distler                   Treasurer
466 Lexington Avenue
New York, New York  10017



     (c) Information as to commissions and other compensation received by the principal underwriter is set forth below.

                     Net
 Name of       Underwriting      Compensation
Principal     Discounts and     on Redemption       Brokerage          Other
UNDERWRITER     COMMISSIONS     AND REPURCHASE     COMMISSIONS     COMPENSATION
-----------   -------------     --------------     -----------     ------------
Counsellors       $  0               $  0              $  0            $  0
Securities
  Inc.


Item 30. LOCATION OF ACCOUNTS AND RECORDS

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), Broad and Chestnut Street, Philadelphia, PA 19101 (records relating to its functions as sub-adviser and custodian).

     (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center,
         103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Ballard Spahr Andrews & Ingersoll, 1735 Market Street - 51st Floor, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7) Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York 10017-3147 (records relating to its functions as investment adviser).


Item 31. MANAGEMENT SERVICES

         None.


Item 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on February 29, 1996.

                                                      THE RBB FUND, INC.


                                                     By: /S/ EDWARD J. ROACH
                                                         ---------------------
                                                             Edward J. Roach
                                                             President and
                                                             Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                  TITLE                        DATE


/S/ EDWARD J. ROACH         President (Principal              FEBRUARY 29, 1996
----------------------
Edward J. Roach             Executive Officer) and
                            Treasurer (Principal
                            Financial and Accounting
                            Officer)

/S/ DONALD VAN RODEN        Director                          FEBRUARY 29, 1996
-----------------------
Donald van Roden

/S/ FRANCIS J. MCKAY        Director                          FEBRUARY 29, 1996
-----------------------
Francis J. McKay

/S/ MARVIN E. STERNBERG     Director                          FEBRUARY 29, 1996
-----------------------
Marvin E. Sternberg

/S/ JULIAN A. BRODSKY       Director                          FEBRUARY 29, 1996
-----------------------
Julian A. Brodsky

/S/ ARNOLD M. REICHMAN      Director                          FEBRUARY 26, 1996
-----------------------
Arnold M. Reichman

/S/ ROBERT SABLOWSKY        Director                          FEBRUARY 23, 1996
-----------------------
Robert Sablowsky

                               THE RBB FUND, INC.

                                   RBB CLASSES
                             WARBURG PINCUS CLASSES
                         WARBURG PINCUS SERIES 2 CLASSES
                            CASH PRESERVATION CLASSES
                              SANSOM STREET CLASSES
                                 BEDFORD CLASSES
                                BRADFORD CLASSES
                                   BEA CLASSES
                             JANNEY (ALPHA) CLASSES
                                 NUMERIC CLASSES
                                  BETA CLASSES
                                  GAMMA CLASSES
                                  DELTA CLASSES
                                 EPSILON CLASSES
                                  ZETA CLASSES
                                   ETA CLASSES
                                  THETA CLASSES


                                  EXHIBIT INDEX

EXHIBIT                                                             PAGE       SEE NOTE #


99.B(1)(p)     Form of Articles of Supplementary of Registrant
99.B(10)(b)    Consent of Counsel
99.B(11)       Consent of Independent Accountants